UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2014

Date of reporting period: November 30, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.2%

California — 4.1%
California State, Communities Development Authority, RB
0.190%, 03/12/14	$1,200	$1,200
0.200%, 04/08/14	1,400	1,400
0.200%, 06/05/14	1,400	1,400
0.190%, 08/07/14	6,400	6,400
California State, Ser A-1, RB
2.000%, 05/28/14	2,400	2,421
California State, Ser A-2, RB
2.000%, 06/23/14	6,560	6,625
Eclipse Funding Trust, RB
0.050%, 12/05/13 (A)(B)	8,260	8,260

		27,706

Colorado — 2.2%
Colorado State, Housing & Finance Authority, RB
0.060%, 12/04/13 (B)	15,000	15,000

Connecticut — 2.8%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.050%, 12/05/13 (B)	7,900	7,900
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.050%, 12/05/13 (A)(B)	5,285	5,285
Enfield, TRAN
1.000%, 08/12/14	1,600	1,609
Manchester, TRAN
1.500%, 07/03/14	1,430	1,441
Stonington, TRAN
1.000%, 08/22/14	2,730	2,745

		18,980

District of Columbia — 0.6%
District of Columbia, Ser A, RB
0.090%, 12/03/13 (B)	3,900	3,900

Florida — 7.9%
Broward County, School Board, Ser C, COP, AGM
Pre-Refunded @ 100
5.250%, 07/01/14 (C)	1,410	1,448
Eclipse Funding Trust, Ser 2007-0036, COP, AGM
0.060%, 12/05/13 (A)(B)	2,400	2,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Development Finance Authority, Center Court Properties Project, RB
0.100%, 12/05/13 (A)(B)	$1,825	$1,825
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.060%, 12/04/13 (A)(B)	10,250	10,250
Kissimmee, Utility Authority, RB
0.150%, 12/09/13	6,230	6,230
Orlando-Orange County, Expressway Authority, Sub-Ser B-2, RB
0.040%, 12/05/13 (A)(B)	16,200	16,200
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.060%, 12/05/13 (A)(B)	1,800	1,800
RBC Municipal Products Trust, GO
0.050%, 12/05/13 (A)(B)	13,250	13,250

		53,403

Georgia — 1.6%
Macon, Water Authority, Ser A, RB
0.070%, 12/05/13 (B)	10,805	10,805

Illinois — 11.1%
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.160%, 12/04/13 (A)(B)	700	700
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.060%, 12/04/13 (A)(B)	700	700
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.060%, 12/04/13 (A)(B)	6,100	6,100
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.050%, 12/05/13 (B)	19,945	19,945
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.060%, 12/04/13 (A)(B)	3,400	3,400
0.060%, 12/05/13 (A)(B)	4,800	4,800
Illinois State, Toll Highway Authority, Ser Senior A-1A, RB, AGM
0.110%, 12/05/13 (B)	20,500	20,500
Illinois State, Toll Highway Authority, Ser Senior A-1B, RB, AGM
0.110%, 12/05/13 (B)	2,000	2,000

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Unemployment Compensation Trust Fund, Unemployment Insurance, Ser A, RB
5.000%, 06/15/14	$2,400	$2,461
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4048, RB
0.200%, 12/07/13 (A)(B)	7,270	7,270
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4279, GO
0.100%, 12/04/13 (B)	7,000	7,000

		74,876

Indiana — 4.7%
Indiana State, Development Finance Authority, Children’s Museum Project, RB
0.060%, 12/04/13 (B)	5,600	5,600
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.040%, 12/05/13 (A)(B)	1,750	1,750
Indiana State, Development Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.080%, 12/05/13 (A)(B)	2,180	2,180
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.040%, 12/04/13 (A)(B)	4,845	4,845
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.050%, 12/05/13 (A)(B)	4,000	4,000
Indiana State, Finance Authority, Parkview Health System Project, RB
0.050%, 12/05/13	3,140	3,140
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.160%, 12/05/13 (A)(B)	3,500	3,500
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.110%, 12/05/13 (A)(B)	155	155
Marshall County, Economic Development Authority, Culver Educational Foundation Project, RB
0.050%, 12/05/13 (A)(B)	6,600	6,600

		31,770

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kansas — 0.8%
Kansas State, Development Finance Authority, RB
0.070%, 12/05/13 (B)	$5,420	$5,420

Kentucky — 4.1%
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.050%, 12/04/13 (A)(B)	5,500	5,500
Christian County, Lease Revenue, Ser A, RB
0.050%, 12/01/13 (A)(B)	1,200	1,200
Kenton County, School District Finance, RB, NATL
Pre-Refunded @ 100
5.000%, 06/01/14 (C)	5,170	5,291
5.000%, 06/01/14 (C)	2,115	2,165
Kentucky State, Economic Development Finance Authority, Catholic Health Project, Ser A, RB
3.750%, 05/01/14	1,000	1,014
Kentucky State, Rural Water Finance, Ser D-1, RB
1.000%, 09/01/14	2,240	2,252
Seneca Gardens, Educational Facilities Authority, Louisville Presbyterian Project, RB
0.080%, 12/05/13 (A)(B)	3,605	3,605
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.060%, 12/06/13 (A)(B)	7,000	7,000

		28,027

Louisiana — 1.4%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.060%, 12/04/13 (A)(B)	9,700	9,700

Massachusetts — 1.5%
Bellingham, TRAN
1.000%, 06/26/14	1,000	1,004
Marlborough, TRAN
1.000%, 06/20/14	2,368	2,378
Massachusetts State, Industrial Finance Agency, New England College Project, RB
0.070%, 12/05/13 (A)(B)	4,620	4,620
Norton, Various Purposes, GO
1.000%, 05/21/14	1,000	1,004
Weston, TRAN
1.250%, 02/03/14	1,100	1,102

		10,108

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan — 2.9%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.070%, 12/01/13 (B)	$17,635	$17,635
Parchment, School District, Ser 2836, GO, AGM
0.130%, 12/07/13 (B)	1,835	1,835

		19,470

Minnesota — 1.7%
Austin, Industrial Development Authority, Supervalu Project, RB
0.080%, 12/04/13 (A)(B)	1,325	1,325
East Grand Forks, Independent School District No. 595, TRAN
1.250%, 08/28/14	1,800	1,813
Eden Prairie, Independent School District No. 272, Ser A, GO
3.000%, 02/01/14	2,500	2,511
Elk River, Independent School District, GO
4.000%, 02/01/14	1,000	1,006
Le Sueur-Henderson, Independent School District No. 2397, TRAN
2.000%, 09/18/14	900	910
St. Louis County, Independent School District No. 2142, GO
1.000%, 09/30/14	3,750	3,772

		11,337

Mississippi — 0.5%
Mississippi State, Business Finance, Gulf Opportunity Zone Revenue, Tindall Corp. Project, RB
0.050%, 12/03/13 (A)(B)	3,430	3,430

Missouri — 0.8%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.100%, 12/05/13 (A)(B)	995	995
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.050%, 12/05/13 (A)(B)	1,200	1,200
St. Louis, Industrial Development Authority, Kingsburg Place Apartments Project, RB
0.110%, 12/05/13 (A)(B)	3,125	3,125

		5,320

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 3.1%
Central Plains, Energy Project No. 2, RB
0.050%, 12/05/13 (B)	$7,030	$7,030
Madison County, Hospital Authority No. 1, Faith Regional Health Services Project, Ser B, RB
0.050%, 12/05/13 (A)(B)	6,000	6,000
Omaha, Public Power District, RB
0.130%, 12/05/13	6,500	6,500
0.150%, 02/05/14	1,700	1,700

		21,230

Nevada — 0.4%
Reno, Sales Tax Revenue, Ser Senior Lien, RB
0.070%, 12/01/13 (A)(B)	3,000	3,000

New Hampshire — 0.3%
New Hampshire State, Health & Education Facilities Authority, Exeter Hospital Project, RB
0.050%, 12/05/13 (A)(B)	2,180	2,180

New Jersey — 1.2%
Monmouth County, Improvement Authority, RAN
2.000%, 12/04/14	1,100	1,120
Sparta Township, GO
1.000%, 10/31/14	3,963	3,989
Sussex County, TRAN
1.000%, 06/27/14	3,250	3,265

		8,374

New York — 13.9%
Cheektowaga, BAN
0.500%, 07/17/14	2,700	2,705
Dutchess County, Industrial Development Agency, Marist College Civic Facility Project, Ser A, RB
0.070%, 12/06/13 (A)(B)	9,085	9,085
East Hampton, Union Free School District, TRAN
1.000%, 06/26/14	1,030	1,035
Forest City, New Rochelle Revenue Bond Certificate Trust, RB
0.090%, 12/05/13 (A)(B)	13,140	13,140
Nassau County, Interim Finance Authority, Ser D-1, RB
0.060%, 12/04/13 (B)	10,675	10,675

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Housing Development Authority, Manhattan Avenue Development Project, Ser A, RB
0.060%, 12/05/13 (A)(B)	$4,100	$4,100
New York City, Housing Development Authority, Ser H-2, RB
0.200%, 12/18/13 (B)	2,300	2,300
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.040%, 12/05/13 (A)(B)	3,400	3,400
New York State, Dormitory Authority, City University System Consolidated Fifth Project, Ser D, RB
0.050%, 12/05/13 (A)(B)	11,700	11,700
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.050%, 12/05/13 (A)(B)	1,775	1,775
New York State, Housing Finance Agency, RB, FNMA
0.070%, 12/04/13 (B)	5,000	5,000
New York State, Liberty Development, World Trade Center Project, RB
0.230%, 12/23/13 (B)	13,500	13,500
Niagara Area, Development Revenue, Niagara University Project, RB
0.050%, 12/04/13 (A)(B)	2,000	2,000
St. Lawrence County, Industrial Development Agency, United Helpers Independent Living Project, RB
0.140%, 12/04/13 (A)(B)	2,200	2,200
Tonawanda, TRAN
1.000%, 09/04/14	1,900	1,910
Ulster County, Ser B, GO
1.000%, 11/26/14	4,223	4,254
Victor, Central School District, TRAN
1.000%, 09/26/14	2,400	2,415
West Seneca, TRAN
1.000%, 08/01/14	2,500	2,512

		93,706

North Carolina — 1.5%
Charlotte, Water & Sewer System Revenue, Ser B, RB
0.040%, 12/05/13 (B)	1,800	1,800
Mecklenburg County, Ser C, GO
4.000%, 12/01/13	3,515	3,515
North Carolina State, Capital Facilities Finance Agency, RB
0.120%, 02/05/14	2,200	2,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.060%, 12/05/13 (A)(B)	$2,680	$2,680

		10,195

Ohio — 3.6%
Columbus, Ser C, GO
5.000%, 07/15/14	1,270	1,307
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.050%, 12/05/13 (A)(B)	8,100	8,100
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.050%, 12/06/13 (A)(B)	6,905	6,905
Lucas County, TRAN
1.000%, 07/16/14	1,300	1,306
Ohio State University, Educational Services, RB
0.120%, 02/05/14	3,200	3,200
Ohio State University, Ser B, RB
0.030%, 12/04/13 (B)	1,220	1,220
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.040%, 12/05/13 (A)(B)	2,000	2,000

		24,038

Oregon — 1.9%
Oregon Coast, Community College District, GO, NATL
Pre-Refunded @ 100
5.000%, 06/15/14 (C)	1,000	1,025
Oregon State, Oregon State University Project, Ser N, GO
2.000%, 08/01/14	695	704
Oregon State, Veterans Welfare Services Authority, GO
0.050%, 12/04/13 (B)	10,965	10,965

		12,694

Pennsylvania — 4.8%
Adams County, Industrial Development Authority, Brethren Home Community Project, RB
0.060%, 12/05/13 (A)(B)	17,320	17,320
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.080%, 12/05/13 (A)(B)	2,095	2,095

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Allegheny County, Redevelopment Authority, Brentwood Towne Square Project, Ser A, TA
0.150%, 12/05/13 (A)(B)	$300	$300
Delaware County, Industrial Development Authority, Melmark Project, RB
0.060%, 12/02/13 (A)(B)	2,330	2,330
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.070%, 12/05/13 (A)(B)	1,300	1,300
St. Mary Hospital Authority, Catholic Health Project, Ser B, RB
0.080%, 12/05/13 (B)	5,900	5,900
University of Pittsburgh, RB
2.000%, 07/11/14	3,050	3,084

		32,329

South Carolina — 3.6%
Florence, School District One, GO
3.000%, 03/01/14	1,000	1,007
Georgetown County, School District, Ser B, GO
5.000%, 03/01/14	1,200	1,214
Greenville County, School District, TRAN
1.000%, 06/02/14	6,850	6,879
Horry County, School District, GO
5.000%, 03/01/14	1,200	1,214
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4132, RB, AGM
0.100%, 12/05/13 (B)	9,890	9,890
South Carolina State, Jobs- Economic Development Authority, Goodwill Industries Upper South Carolina Project, RB
0.060%, 12/02/13 (A)(B)	4,040	4,040

		24,244

South Dakota — 1.0%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.040%, 12/05/13 (B)	6,700	6,700

Tennessee — 0.3%
Tennessee State, School Bond Authority, GO
0.130%, 12/02/13	2,100	2,100

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 7.4%
Alvin, Independent School District, Schoolhouse Project, Ser A, GO, PSF-GTD
4.000%, 02/15/14	$1,015	$1,023
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
Pre-Refunded @ 100
5.250%, 08/15/14 (C)	1,700	1,759
Harris County, Cultural Education Facilities Finance, Memorial Hospital Hermann Health Care Project, RB
0.050%, 12/04/13 (B)	10,000	10,000
Houston, Public Improvement Project, Ser E, GO, AGM
5.000%, 03/01/14	2,045	2,069
Plemons-Stinnett-Phillips, Consolidated School District, School Building Project, GO, PSF-GTD
1.000%, 02/15/14	1,435	1,437
RBC Municipal Products Trust, Ser E18, RB
0.050%, 12/05/13 (A)(B)	17,000	17,000
Red River, Education Financing, Texas Christian University Project, RB
0.040%, 12/06/13 (B)	16,000	16,000
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.120%, 12/04/13 (A)(B)	1,000	1,000

		50,288

Utah — 1.2%
Lehi City, Electric Utility Revenue Authority, RB
0.100%, 12/05/13 (A)(B)	885	885
Wells Fargo Stage Trust, Ser 144C, RB, FHLMC
0.060%, 12/06/13 (B)	7,000	7,000

		7,885

Washington — 1.1%
King County, Housing Authority, Landmark Apartments Project, RB
0.050%, 12/05/13 (A)(B)	7,325	7,325

Wisconsin — 1.6%
Wisconsin State, Health & Educational Facilities Authority, Cedar Crest Project, RB
0.050%, 12/05/13 (A)(B)	7,225	7,225

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.040%, 12/01/13 (A)(B)	$3,500	$3,500

		10,725

Multi-State — 4.6%
BB&T Municipal Trust, Ser 1007, RB
0.150%, 12/05/13 (A)(B)	755	755
BB&T Municipal Trust, Ser 1039, RB
0.150%, 12/05/13 (A)(B)	13,425	13,425
BB&T Municipal Trust, Ser 2008, RB
0.050%, 12/05/13 (A)(B)	9,995	9,995
FHLMC, Multi-Family Housing, Ser MO27, RB
0.060%, 12/05/13 (B)	7,120	7,120

		31,295

Total Municipal Bonds (Cost $677,560) ($ Thousands)		677,560

Total Investments — 100.2% (Cost $677,560) ($ Thousands)†		$677,560

Percentages are based on Net Assets of $676,156 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2013, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended November 30, 2013 there were no transfers between levels.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.2%

Alabama — 1.2%
Alabama State, Ser A, GO
5.000%, 02/01/14	$1,000	$1,008
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 3516, RB, AGM
0.070%, 12/05/13 (A)	9,845	9,845

		10,853

California — 5.3%
California State, Communities Development Authority, RB
0.200%, 04/08/14	2,100	2,100
0.200%, 06/05/14	1,800	1,800
0.190%, 03/12/14	1,700	1,700
0.190%, 08/07/14	8,600	8,600
California State, Ser A-1, RB
2.000%, 05/28/14	3,200	3,229
California State, Ser A-2, RB
2.000%, 06/23/14	9,580	9,674
Los Angeles County, Multi-Family Mortgage Project, RB, FHLMC
0.050%, 12/02/13 (A)	2,700	2,700
San Diego County, Museum of Art Project, COP
0.100%, 12/05/13 (A)(B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.050%, 12/05/13 (A)	11,915	11,915
Sequoia, Union High School District, Ser 2160, GO, AGM
0.200%, 12/05/13 (A)	6,965	6,965

		49,883

Colorado — 1.4%
Colorado Springs, Fine Arts Center Project, RB
0.050%, 12/02/13 (A)(B)	3,100	3,100
Colorado State, Housing & Finance Authority, RB
0.060%, 12/04/13 (A)	10,000	10,000

		13,100

Connecticut — 1.5%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.050%, 12/05/13 (A)	4,200	4,200
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.050%, 12/05/13 (A)(B)	1,870	1,870

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Enfield, TRAN
1.000%, 08/12/14	$2,300	$2,312
Manchester, TRAN
1.500%, 07/03/14	2,075	2,091
Stonington, TRAN
1.000%, 08/22/14	3,855	3,877

		14,350

District of Columbia — 0.6%
District of Columbia, Ser A, RB
0.090%, 12/03/13 (A)	5,300	5,300

Florida — 4.0%
Broward County, School Board, Ser C, COP, AGM
Pre-Refunded @ 100
5.250%, 07/01/14 (C)	2,000	2,054
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.050%, 12/05/13 (A)(B)	2,000	2,000
Eclipse Funding Trust, Ser 2007- 0036, COP, AGM
0.060%, 12/05/13 (A)(B)	3,460	3,460
Kissimmee, Utility Authority, RB
0.150%, 12/09/13	8,600	8,600
Orlando-Orange County, Expressway Authority, Sub-Ser B-2, RB
0.040%, 12/05/13 (A)(B)	12,600	12,600
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.060%, 12/05/13 (A)(B)	2,975	2,975
RBC Municipal Products Trust, GO
0.050%, 12/05/13 (A)(B)	6,395	6,395

		38,084

Georgia — 4.6%
Houston County, School District, GO
4.000%, 09/01/14	1,185	1,218
Macon, Water Authority, Ser A, RB
0.070%, 12/05/13 (A)	2,825	2,825
Main Street Natural Gas Authority, Ser A, RB
0.050%, 12/05/13 (A)	32,690	32,690
Paulding County, Hospital Authority, Ser B, RB
0.050%, 12/05/13 (A)(B)	6,875	6,875

		43,608

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.150%, 12/05/13 (A)(B)	$1,065	$1,065

Illinois — 10.4%
Illinois State, Development Finance Authority, Cradle Society Project, RB
0.160%, 12/04/13 (A)(B)	5,200	5,200
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.060%, 12/04/13 (A)(B)	2,500	2,500
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.050%, 12/05/13 (A)	26,761	26,761
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.060%, 12/04/13	18,700	18,700
Illinois State, Toll Highway Authority, Ser Senior A, RB, AGM
5.000%, 01/01/14	1,700	1,707
Illinois State, Toll Highway Authority, Ser Senior A-1A, RB, AGM
0.110%, 12/05/13 (A)	27,700	27,700
Illinois State, Toll Highway Authority, Ser Senior A-1B, RB, AGM
0.110%, 12/05/13 (A)	2,700	2,700
Illinois State, Unemployment Compensation Trust Fund, Unemployment Insurance, Ser A, RB
5.000%, 06/15/14	3,600	3,691
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4279, GO
0.100%, 12/04/13 (A)	9,160	9,160

		98,119

Indiana — 4.5%
Indiana State, Development Finance Authority, Children’s Museum Project, RB
0.060%, 12/04/13 (A)	20,800	20,800
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.040%, 12/05/13 (A)(B)	2,395	2,395
Indiana State, Educational Facilities Finance Authority, Lutheran Child Project, RB
0.080%, 12/05/13 (A)(B)	3,990	3,990

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Finance Authority, Park Health System Project, RB
0.050%, 12/05/13	$7,700	$7,700
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.040%, 12/04/13 (A)(B)	7,355	7,355

		42,240

Iowa — 0.5%
Mason City, Industrial Development Authority, Supervalu Project, RB
0.080%, 12/04/13 (A)(B)	4,900	4,900

Kansas — 0.8%
Kansas State, Development Finance Authority, RB
0.070%, 12/05/13 (A)	7,500	7,500

Kentucky — 2.3%
Daviess County, Wendell Fosters Campus Project, RB
0.080%, 12/05/13 (A)(B)	1,650	1,650
Kenton County, School District Finance Authority, RB, NATL
Pre-Refunded @ 100
5.000%, 06/01/14 (C)	11,160	11,422
Kentucky State, Economic Development Finance Authority, Catholic Health Project, Ser A, RB
3.750%, 05/01/14	1,320	1,339
Kentucky State, Rural Water Finance Authority, Ser D-1, RB
1.000%, 09/01/14	3,260	3,278
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.080%, 12/05/13 (A)(B)	3,500	3,500

		21,189

Louisiana — 1.2%
Calcasieu Parish, Public Trust Authority, Delta Equine Center Project, RB
0.060%, 12/05/13 (A)(B)	900	900
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.060%, 12/04/13 (A)(B)	10,000	10,000

		10,900

Maryland — 0.4%
Frederick County, RB
0.060%, 12/03/13 (A)(B)	2,400	2,400

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, Transportation Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/14 (C)	$1,735	$1,783

		4,183

Massachusetts — 1.0%
Bellingham, BAN
1.000%, 06/26/14	1,102	1,107
Marlborough, BAN
1.000%, 06/20/14	3,550	3,565
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.060%, 12/05/13 (A)(B)	1,800	1,800
Norton, Various Purposes, GO
1.000%, 05/21/14	1,200	1,204
Weston, BAN
1.250%, 02/03/14	1,500	1,503

		9,179

Michigan — 5.2%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.070%, 12/01/13 (A)	27,415	27,415
Michigan State, Housing Development Authority, Parks of Taylor Apartment Project, Ser A, RB, FNMA
0.050%, 12/05/13 (A)	2,700	2,700
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.080%, 12/05/13 (A)(B)	3,160	3,160
Parchment, School District, Ser 2836, GO, AGM
0.130%, 12/07/13 (A)	3,300	3,300
St. Joseph, Hospital Finance Authority, Lakeland Hospital Project, RB, AGM
0.100%, 12/05/13 (A)	12,800	12,800

		49,375

Minnesota — 1.9%
East Grand Forks, Independent School District No. 595, TRAN
1.250%, 08/28/14	2,700	2,719
Eden Prairie, Independent School District No. 272, Ser A, GO
3.000%, 02/01/14	3,500	3,516
Goodhue, Independent School District No. 253, TRAN
1.000%, 09/17/14	1,300	1,306

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.080%, 12/04/13 (A)(B)	$375	$375
Minnesota State, Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.060%, 12/01/13 (A)(B)	5,000	5,000
Rocori, Independent School District No. 750, TRAN
1.250%, 09/29/14	1,355	1,365
Woodbury, Private Schools Facilities Authority, Saint Ambrose Project, RB
0.200%, 12/04/13 (A)(B)	3,500	3,500

		17,781

Mississippi — 0.9%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser G, RB
0.050%, 12/01/13 (A)	1,600	1,600
Mississippi State, Business Finance, Gulf Opportunity Zone Revenue, Tindall Corp. Project, RB
0.050%, 12/03/13 (A)(B)	6,470	6,470

		8,070

Missouri — 0.6%
Kansas City, Industrial Development Authority, Ewing Marion Kaufman Foundation Project, RB
0.070%, 12/01/13 (A)	6,000	6,000
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.050%, 12/05/13 (A)(B)	100	100

		6,100

Nebraska — 3.3%
Central Plains, Energy Project No. 2, RB
0.050%, 12/05/13 (A)	17,435	17,435
Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.080%, 12/04/13 (A)(B)	2,800	2,800
Omaha, Public Power District, RB
0.130%, 12/05/13	8,500	8,500
0.150%, 02/05/14	2,200	2,200

		30,935

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nevada — 1.1%
Reno, Sales Tax Revenue, Ser Senior Lien, RB
0.070%, 12/01/13 (A)(B)	$10,800	$10,800

New Hampshire — 0.7%
New Hampshire State, Health & Education Facilities Authority, Bishop Guertin High School Project, RB
0.050%, 12/05/13 (A)(B)	2,400	2,400
New Hampshire State, Health & Education Facilities Authority, Southern New Hampshire University Project, RB
0.050%, 12/05/13 (A)(B)	4,400	4,400

		6,800

New Jersey — 1.2%
Monmouth County, Improvement Authority, RAN
2.000%, 12/04/14	1,475	1,501
Sparta Township, GO
1.000%, 10/31/14	5,140	5,174
Sussex County, BAN
1.000%, 06/27/14	4,750	4,772

		11,447

New Mexico — 0.1%
New Mexico State, Ser B, RB
5.000%, 07/01/14	1,000	1,028

New York — 11.1%
Cheektowaga, BAN
0.500%, 07/17/14	3,900	3,907
Dutchess County, Industrial Development Agency, Marist College Civic Facility Project, Ser A, RB
0.070%, 12/06/13 (A)(B)	4,700	4,700
East Hampton, Union Free School District, TRAN
1.000%, 06/26/14	1,350	1,356
Forest City, New Rochelle Certificate Trust, RB
0.090%, 12/05/13 (A)(B)	1,490	1,490
Nassau County, Interim Finance Authority, Ser D-1, RB
0.060%, 12/04/13 (A)	3,325	3,325
New York City, Housing Development Authority, RB, FHLMC
0.040%, 12/07/13 (A)	7,000	7,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Housing Development Authority, Ser H-2, RB
0.200%, 12/18/13 (A)	$3,400	$3,400
New York City, Industrial Development Agency, RB
0.050%, 12/06/13 (A)(B)	2,615	2,615
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.040%, 12/05/13 (A)(B)	14,765	14,765
New York State, Dormitory Authority, City University Consolidated Fifth Project, Ser D, RB
0.050%, 12/05/13 (A)(B)	10,400	10,400
New York State, Dormitory Authority, Wagner College Project, RB
0.040%, 12/04/13 (A)(B)	11,330	11,330
New York State, Housing Finance Agency, RB, FNMA
0.070%, 12/04/13 (A)	1,800	1,800
New York State, Liberty Development, World Trade Center Project, RB
0.230%, 12/23/13 (A)	18,000	18,000
Niagara Area, Development Revenue, Niagara University Project, RB
0.050%, 12/04/13 (A)(B)	2,705	2,705
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.050%, 12/05/13 (A)(B)	2,700	2,700
Tonawanda, TRAN
1.000%, 09/04/14	2,740	2,755
Ulster County, Ser B, GO
1.000%, 11/26/14	5,420	5,459
Victor, Central School District, TRAN
1.000%, 09/26/14	3,100	3,119
West Seneca, TRAN
1.000%, 08/01/14	3,565	3,583

		104,409

North Carolina — 6.1%
Charlotte, Water & Sewer System Revenue, Ser B, RB
0.040%, 12/05/13 (A)	30,000	30,000
Mecklenburg County, Ser C, GO
4.000%, 12/01/13	5,200	5,200
North Carolina State, Capital Facilities Finance Agency, RB
0.120%, 02/05/14	2,800	2,800

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.050%, 12/04/13 (A)(B)	$10,000	$10,000
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.060%, 12/05/13 (A)(B)	5,000	5,000
Wake County, Public Improvement Project, Ser B, GO
0.050%, 12/06/13 (A)	4,000	4,000

		57,000

Ohio — 2.0%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.050%, 12/05/13 (A)(B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.080%, 12/05/13 (A)(B)	2,185	2,185
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.050%, 12/06/13 (A)(B)	2,300	2,300
Lucas County, TRAN
1.000%, 07/16/14	1,977	1,986
Ohio State University, Educational Services, RB
0.120%, 02/05/14	4,200	4,200
Ohio State, Ser 2010-1, RB
5.000%, 06/15/14	1,000	1,025
Summit County, Port Authority, Barberton YMCA Project, RB
0.080%, 12/04/13 (A)(B)	1,760	1,760

		19,221

Oregon — 1.1%
Oregon Coast, Community College District, GO, NATL
Pre-Refunded @ 100
5.000%, 06/15/14 (C)	1,250	1,282
Oregon State, Oregon State University Project, Ser N, GO
2.000%, 08/01/14	1,000	1,012
Oregon State, Veterans Welfare Services Authority, GO
0.050%, 12/04/13 (A)	7,800	7,800

		10,094

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 6.9%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.070%, 12/05/13 (A)(B)	$800	$800
BB&T Municipal Trust, Ser 2061, RB, FSA
0.070%, 12/05/13 (A)	7,820	7,820
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.070%, 12/05/13 (A)(B)	1,420	1,420
Montgomery County, Industrial Development Authority, Girl Scouts Southeastern PA Project, RB
0.060%, 12/06/13 (A)(B)	1,000	1,000
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.060%, 12/05/13 (A)(B)	18,310	18,310
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.070%, 12/05/13 (A)(B)	2,800	2,800
RBC Municipal Products Trust, Ser E-16, RB
0.050%, 12/05/13 (A)(B)	9,600	9,600
RBC Municipal Products Trust, Ser E-31, RB
0.050%, 12/05/13 (A)(B)	4,000	4,000
St. Mary, Hospital Authority, Catholic Health Project, Ser B, RB
0.080%, 12/05/13 (A)	12,500	12,500
University of Pittsburgh, RB
2.000%, 07/11/14	4,550	4,600
West Cornwall Township, Municipal Authority, Senior Living Facility Lebanon Valley Project, RB
0.060%, 12/05/13 (A)(B)	1,775	1,775

		64,625

South Carolina — 2.2%
Florence, School District One, GO
3.000%, 03/01/14	1,490	1,500
Georgetown County, School District, Ser B, GO
5.000%, 03/01/14	1,800	1,822
Greenville County, School District, TRAN
1.000%, 06/02/14	9,500	9,539
Horry County, School District, GO
5.000%, 03/01/14	1,800	1,821

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4132, RB, AGM
0.100%, 12/05/13 (A)	$3,635	$3,635
South Carolina State, Jobs- Economic Development Authority, Goodwill Industries Upper South Carolina Project, RB
0.060%, 12/02/13 (A)(B)	2,810	2,810

		21,127

South Dakota — 1.1%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.040%, 12/05/13 (A)	6,500	6,500
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.080%, 12/04/13 (A)(B)	3,900	3,900

		10,400

Tennessee — 0.6%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.060%, 12/04/13 (A)(B)	5,190	5,190

Texas — 5.5%
Eclipse Funding Trust, Ser 2006-0071, GO
0.050%, 12/05/13 (A)(B)	3,900	3,900
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
Pre-Refunded @ 100
5.250%, 08/15/14 (C)	2,615	2,706
Harris County, Cultural Education Facilities Finance Authority, Memorial Hospital Hermann Health Care Project, RB
0.050%, 12/04/13 (A)	10,000	10,000
Houston, Utility System Revenue Authority, RB
0.040%, 12/05/13 (A)(B)	6,800	6,800
McKinney, Independent School District, Ser 26TP, GO, PSF-GTD
0.060%, 12/05/13 (A)	9,935	9,935
Plemons-Stinnett-Phillips, Consolidated School District, School Building Project, GO, PSF-GTD
1.000%, 02/15/14	2,060	2,063
Red River, Education Financing, Texas Christian University Project, RB
0.040%, 12/06/13 (A)	14,400	14,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Travis County, Housing Finance Authority, Travis Station Apartments Project, Ser A, RB, FNMA
0.050%, 12/04/13 (A)	$2,175	$2,175

		51,979

Utah — 0.5%
Lehi City, Electric Utility Revenue Authority, RB
0.100%, 12/05/13 (A)(B)	4,315	4,315

Vermont — 0.4%
Vermont State, Educational & Health Buildings Financing Agency, Porter Nursing Home Project, Ser A, RB
0.050%, 12/05/13 (A)(B)	3,355	3,355

Washington — 3.7%
Everett, GO
0.060%, 12/05/13 (A)(B)	9,800	9,800
Everett, Public Facilities District Authority, RB
0.040%, 12/01/13 (A)(B)	16,415	16,415
King County, Housing Authority, Landmark Apartments Project, RB
0.050%, 12/05/13 (A)(B)	8,600	8,600

		34,815

West Virginia — 0.9%
Cabell County, Building Commission, Pressley Ridge Schools Project, RB
0.150%, 12/05/13 (A)(B)	905	905
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.170%, 12/05/13 (A)(B)	4,060	4,060
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.070%, 12/05/13 (A)(B)	3,500	3,500

		8,465

Wisconsin — 0.8%
Wisconsin State, Health & Educational Facilities Authority, Franciscan Sisters Project, Ser B, RB
0.050%, 12/05/13 (A)(B)	6,090	6,090

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.040%, 12/01/13 (A)(B)	$1,200	$1,200

		7,290

Wyoming — 1.0%
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser A, RB
0.040%, 12/04/13 (A)(B)	3,500	3,500
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser B, RB
0.060%, 12/04/13 (A)(B)	2,105	2,105
Wyoming State, Student Loan, Ser Senior A-3, RB
0.050%, 12/04/13 (A)(B)	3,750	3,750

		9,355

Multi-State — 1.5%
BB&T Municipal Trust, Ser 1037, RB
0.220%, 12/05/13 (A)(B)	110	110
BB&T Municipal Trust, Ser 1039, RB
0.150%, 12/05/13 (A)(B)	4,075	4,075
BB&T Municipal Trust, Ser 2036, RB
0.060%, 12/05/13 (A)	700	700
FHLMC Multi-Family Housing, Ser MO27, RB
0.060%, 12/05/13 (A)	9,240	9,240

		14,125

Total Municipal Bonds (Cost $942,554) ($ Thousands)		942,554

Total Investments — 100.2% (Cost $942,554) ($ Thousands)†		$942,554

Percentages are based on Net Assets of $940,992 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal
BAN — Bond Anticipation Note
COP — Certificate of Participation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assistance
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
PSF-GTD — Texas Public School Fund Guarantee
RAN — Revenue Anticipation Note
RB — Revenue Bond
Ser — Series
TA — Tax Allocation
TRAN — Tax and Revenue Anticipation Note

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2013, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended November 30, 2013 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.3%

Alabama — 0.4%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/18	$5	$6
5.000%, 06/01/20	720	807
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,142
University of Alabama, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,502

		4,457

Alaska — 1.1%
Alaska State, Housing Finance Authority, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,264
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	3,906
Valdez, Marine Terminal Revenue, BP Pipeline Project, RB
5.000%, 01/01/21	1,050	1,207
Valdez, Marine Terminal Revenue, BP Pipeline Project, Ser B, RB
5.000%, 01/01/21	1,705	1,960

		12,337

Arizona — 3.0%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,509
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	2,778
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Sub-Ser A, RB
5.000%, 07/01/20	2,500	2,951
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB
Callable 07/01/18 @ 100
5.000%, 07/01/32	1,820	1,937

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	$4,500	$4,964
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,702
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 12/01/13 (A)	3,690	3,934
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/18	2,000	2,335
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,202
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,736
Pima County, Industrial Development Authority, American Charter School Foundation Project, Ser A, RB
5.125%, 07/01/15	475	476
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,236
Salt Verde Financial, RB
5.250%, 12/01/24	1,330	1,434
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/23 @ 100
5.250%, 08/01/33	1,000	974

		34,168

Arkansas — 0.3%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,791
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,790

		3,581

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California — 14.9%
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/20	$1,725	$1,999
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	2,973
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,982
California State, Department of Water Resources & Power, Ser L, RB
5.000%, 05/01/19	4,000	4,743
California State, Economic Recovery, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,034
5.000%, 07/01/20	5,000	5,831
California State, GO
5.000%, 10/01/18	3,000	3,508
5.000%, 11/01/19	4,500	5,301
5.000%, 02/01/20	2,000	2,326
5.000%, 09/01/22	625	725
California State, GO
Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,324
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	1,938
California State, GO
Callable 09/01/22 @ 100
5.000%, 09/01/23	2,500	2,834
California State, GO
Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,741
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,727
California State, GO
Callable 04/01/14 @ 100
6.250%, 10/01/19	480	489
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/26	5,000	5,482
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
5.000%, 01/24/14 (A)	2,500	2,837
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/23 @ 100
5.000%, 03/01/26	1,000	1,081

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/21 @ 100
5.250%, 12/01/25	$4,185	$4,597
California State, Public Works Board, Various Capital Projects, Ser I, RB
5.000%, 11/01/24	2,500	2,783
California State, Ser A, GO
5.000%, 07/01/19	1,375	1,631
California State, Systemwide University Revenue Authority Project, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	5,818
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/29	915	944
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,714
Golden State, Tobacco Securitization Project, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	6,155	5,128
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,155
5.250%, 11/01/20	1,000	1,132
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	433
5.000%, 03/01/22	625	716
5.000%, 09/01/22	570	651
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,457
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/23 @ 100
5.000%, 05/15/32	2,285	2,361
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/20	2,500	2,978
5.000%, 07/01/21	1,650	1,967

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/25	$2,500	$2,762
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,354
Los Angeles, Wastewater System Revenue, Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,316
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
5.000%, 06/01/20	2,675	3,183
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/20	1,335	1,444
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	1,983
Orange County, Transportation Authority, RB
Callable 08/15/23 @ 100
5.000%, 08/15/25	1,000	1,115
Rancho Santiago, Community College District, GO
Callable 09/01/23 @ 100
5.000%, 09/01/24	2,500	2,881
Roseville Westpark, Community Facilities District No. 1, SAB
Callable 03/01/14 @ 103
5.200%, 09/01/26	1,000	974
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,474
Sacramento, Water Authority, RB
Callable 09/01/23 @ 100
5.000%, 09/01/26	1,395	1,575
San Diego County, Water Authority, Ser B, RB
Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,741
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,547
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/18	3,500	4,030

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	$2,500	$2,792
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,072
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,169
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,448
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,365
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,514
University of California, Ser AF, RB
Callable 05/15/23 @ 100
5.000%, 05/15/24	6,000	7,029
University of California, Ser AF, RB
5.000%, 05/15/20	2,785	3,319
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,552
Upland, San Antonio Community Hospital Project, COP
Callable 01/01/21 @ 100
6.000%, 01/01/26	3,265	3,707

		168,686

Colorado — 1.7%
Colorado State, Educational & Cultural Facilities Authority, Jewish Federation Bond, RB
Callable 12/02/13 @ 100
0.060%, 12/01/13 (A)(B)	500	500
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,249
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	2,906

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/23 @ 100
5.500%, 11/15/27	$10,000	$10,988
Denver City and County, Airport Revenue Authority, Sub-Ser B, RB
Callable 11/15/23 @ 100
5.250%, 11/15/26	2,000	2,195

		19,838

Connecticut — 0.6%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,908
Connecticut State, Special Tax Revenue, RB
Callable 01/01/23 @ 100
5.000%, 01/01/30	2,500	2,716

		6,624

Delaware — 0.5%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	2,500	2,924
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,296

		5,220

District of Columbia — 0.3%
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/23 @ 100
5.000%, 10/01/27	2,705	2,889

Florida — 6.1%
Broward County, Airport System Revenue Authority, Ser L, RB, AMBAC
Callable 10/01/14 @ 100
5.000%, 10/01/16	2,080	2,153
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,768
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,531

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citizens Property Insurance, Coastal Account, Ser Senior A1, RB
5.000%, 06/01/19	$2,000	$2,277
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
6.000%, 06/01/16	5,000	5,619
5.500%, 06/01/17	2,000	2,287
5.250%, 06/01/17	2,815	3,182
5.000%, 06/01/21	5,000	5,641
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,781
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,346
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,491
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,125
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	3,966
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,465
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL-RE FGIC
5.000%, 03/01/16	3,375	3,567
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,428
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,139
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,897
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 04/01/14 (C)	2,500	2,539

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	$2,000	$2,251
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/23 @ 100
5.500%, 10/01/27	1,330	1,464
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,552
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,617

		69,086

Georgia — 2.6%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	5,925
6.000%, 11/01/25	1,950	2,271
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/23 @ 100
5.250%, 11/01/28	3,000	3,338
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.291%, 12/27/13 (A)	3,075	2,768
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,799
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
Callable 10/01/21 @ 100
5.250%, 10/01/27	880	923
Georgia State, Ser I, GO
5.000%, 07/01/21	4,115	4,918
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/18 (C)	3,080	3,582
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	940	949
Richmond County, Board of Education, GO
5.000%, 10/01/17	1,600	1,849

		29,322

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$750	$779

Hawaii — 1.0%
Hawaii State, Department of Budget & Finance, Queens Health System Project, Ser B, RB, AMBAC
0.231%, 12/05/13 (A)	2,325	2,162
Hawaii State, Ser EH, RB
5.000%, 08/01/20	4,500	5,335
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,068
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,840

		11,405

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	625
4.000%, 04/01/22	485	522
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,138
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	68
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB
Callable 01/02/14 @ 100
5.600%, 01/01/21	60	60
Nez Perce County, Industrial Pollution Control, Potlach Corp. Project, RB
Callable 01/02/14 @ 100
6.000%, 10/01/24	425	425

		2,838

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 6.9%
Chicago, Airport Authority, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	$2,500	$2,802
Chicago, O’Hare International Airport Revenue, RB
Callable 01/01/23 @ 100
5.500%, 01/01/27	2,000	2,102
Chicago, O’Hare International Airport Revenue, Ser A, AMT, RB
5.000%, 01/01/18	2,500	2,799
Chicago, O’Hare International Airport Revenue, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/26	2,000	2,126
Chicago, Ser A, GO, AGM
Callable 01/01/15 @ 100
5.000%, 01/01/17	2,500	2,596
Chicago, Ser B, GO, AGM
Callable 07/01/15 @ 100
5.000%, 01/01/26	1,720	1,694
Illinois State, Development Authority, Memorial Group Project, RB
7.125%, 11/01/30	1,310	1,288
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/23 @ 100
5.000%, 06/01/26	6,410	6,923
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,195
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/23 @ 100
5.500%, 07/01/28	1,000	1,028
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,076
Illinois State, GO
Callable 07/01/23 @ 100
5.500%, 07/01/27	5,575	5,815
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,048
5.000%, 06/01/15	2,975	3,152
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,767

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.500%, 06/01/23	$12,325	$13,722
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,384
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,121
Illinois State, Ser A, GO
5.000%, 04/01/21	5,600	6,067
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,393
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/18	2,500	2,889
Illinois State, Unemployment Insurance Issue, Compensation Trust Fund, Ser B, RB
Callable 06/15/15 @ 100
5.000%, 06/15/19	3,250	3,464
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,415

		77,866

Indiana — 1.1%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,013
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,292
Indiana University, Student Fee Project, Ser S, RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,345
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,097
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,622

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Whiting, Environmental Facilities Revenue, BP Products North America Project, RB
5.000%, 01/01/16	$525	$571

		12,940

Iowa — 0.4%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,308
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,737

		4,045

Kansas — 0.8%
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	2,979
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/22 @ 100
5.000%, 11/15/29	4,000	4,202
Wyandotte County, Kansas City Unified Government, Ser B, RB
5.724%, 06/01/21 (D)	2,175	1,439

		8,620

Louisiana — 1.9%
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB
Callable 07/15/22 @ 100
5.000%, 07/15/26	1,000	1,069
5.000%, 07/15/27	1,750	1,848
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,084
Louisiana State, Ser A, GO
5.000%, 08/01/21	1,000	1,186
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	1,000	1,143
5.000%, 07/01/22	1,000	1,117
Tobacco Settlement Financing, Ser A, RB
Callable 05/15/18 @ 100
5.500%, 05/15/28	8,500	8,891

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tobacco Settlement Financing, Ser A, RB
Callable 05/15/20 @ 100
5.500%, 05/15/30	$2,000	$2,051

		21,389

Maryland — 1.9%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	2,195	2,284
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,564
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	2,943
Maryland State, GO
5.000%, 03/01/18	3,500	4,088
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,239
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,870
Montgomery County, Public Improvement Project, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/23	3,750	4,290

		21,278

Massachusetts — 3.8%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,330
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,088
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/18	3,075	3,452
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,198

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	$2,765	$3,066
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	5,000	5,198
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,248
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,787
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,680
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/22 @ 100
5.000%, 08/15/28	3,110	3,442
5.000%, 08/15/30	5,000	5,448
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,549
Massachusetts State, Water Pollution Abatement Trust, Sub- Ser 17A, RB
5.000%, 02/01/21	3,215	3,825

		43,311

Michigan — 3.0%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C1, RB
Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,126
Detroit, Water Supply System Revenue Authority, Senior Lien, Ser A, RB
Callable 07/01/21 @ 100
5.250%, 07/01/27	1,385	1,326
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,363
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,088
Michigan State, Finance Authority, Ser C, RB
4.375%, 08/20/14	2,500	2,509

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 01/01/18 @ 100
5.000%, 01/01/22	$1,250	$1,379
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/18 @ 100
5.000%, 07/01/21	7,000	7,907
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	3,964
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,355
Michigan State, Strategic Fund, Dow Chemical Project, Ser B2, RB
6.250%, 06/01/14	3,000	3,073
University of Michigan, Ser D-1, RB
Callable 12/02/13 @ 100
0.010%, 12/01/13 (A)	1,000	1,000
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,785
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL-RE FGIC
Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,608

		34,483

Minnesota — 2.3%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,720
Minnesota State, Municipal Power Agency, RB
Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,061
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/20	2,000	2,386
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/22	5,000	5,971
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 05/15/14 (A)	1,575	1,757
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 04/01/14 (A)	1,535	1,723

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rochester, Waste Water Project, Ser A, GO
5.000%, 02/01/22	$1,500	$1,778
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,800
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,924

		26,120

Missouri — 1.5%
Kansas City, Airport Revenue, Ser A, AMT, RB
Callable 09/01/21 @ 100
5.000%, 09/01/23	8,015	8,615
Missouri State, Board of Public Buildings, RB
5.000%, 10/01/18	1,705	2,001
Missouri State, Highway & Transportation Commission, Second Lien, RB
Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,505
5.250%, 05/01/23	1,290	1,459
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,843

		17,423

Nebraska — 0.7%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/29	2,000	2,157
Nebraska State, Public Power District, Ser C, RB
Callable 01/01/18 @ 100
5.000%, 01/01/25	1,500	1,645
Omaha, Public Power District, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,425

		8,227

Nevada — 0.4%
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,098

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Henderson, Local Improvement District No. T-18, SAB
Callable 03/01/14 @ 101
5.300%, 09/01/35	$1,975	$1,462

		4,560

New Jersey — 4.5%
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/20	3,755	4,137
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	960	931
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,547
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB
Callable 06/15/19 @ 100
5.500%, 12/15/29	3,020	3,258
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser EE, RB
5.000%, 09/01/18	3,500	4,048
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,386
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	855	927
5.000%, 07/01/25	315	333
New Jersey State, Ser N, GO, NATL-RE FGIC
5.500%, 07/15/18	5,000	5,962
New Jersey State, Ser Q, GO
5.000%, 08/15/19	6,110	7,226
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/21 @ 100
5.500%, 06/15/31	3,270	3,529
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/21	4,040	4,637

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/21	$4,000	$4,622
Rutgers University, Ser J, RB
Callable 05/01/23 @ 100
5.000%, 05/01/29	6,000	6,575

		51,118

New Mexico — 0.2%
New Mexico State, Severance Tax, Ser A, RB
5.000%, 07/01/15	2,000	2,148

New York — 10.1%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	3,779
Metropolitan New York, Transportation Authority, Ser B-1, RB
Callable 11/15/23 @ 100
5.000%, 11/15/29	4,140	4,491
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,370
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 05/15/18 @ 100
5.000%, 11/15/27	1,850	1,944
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,250
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM
Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,527
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,715
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,829
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,170

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	$315	$326
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,008
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC
Callable 12/15/14 @ 100
5.000%, 06/15/21	785	819
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,296
New York City, Ser D, GO
5.000%, 08/01/16	3,250	3,634
New York City, Ser E, GO
5.000%, 08/01/18	2,000	2,335
5.000%, 08/01/20	4,555	5,338
5.000%, 08/01/23	1,315	1,530
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,574
5.000%, 08/01/22	2,000	2,277
New York City, Ser F, GO
Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,712
New York City, Ser K, GO
Pre-Refunded @ 100
5.000%, 08/01/15 (C)	3,170	3,418
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	1,830	1,959
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,481
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	2,853
5.000%, 02/01/24	2,250	2,543
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/23 @ 100
5.000%, 05/01/28	2,500	2,781
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Pre-Refunded @ 100
5.000%, 05/01/17 (C)	925	1,061

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	$1,890	$2,135
New York City, Trust for Cultural Resources, Whitney Museum Project, RB
Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,503
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	2,930
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
5.000%, 07/01/21	250	293
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
Callable 01/01/22 @ 100
5.000%, 07/01/23	610	697
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,353
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,591
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,109
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	3,000	3,468
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,812
New York State, Local Government Assistance, Sub-Ser A, RB
5.000%, 04/01/17	2,000	2,286
5.000%, 04/01/18	5,000	5,805
New York State, Tobacco Settlement Authority, RB
Callable 12/18/13 @ 100
5.500%, 06/01/20	1,615	1,617

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/19	$2,815	$3,310
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,263
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 03/15/20	1,875	2,204
Onondaga, Civic Development Authority, St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16	1,645	1,685
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,719

		113,800

North Carolina — 1.2%
North Carolina State, Capital Improvement Project, Ser C, RB
Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,437
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,202
North Carolina State, Ser A, GO
Callable 05/01/20 @ 100
5.000%, 05/01/22	1,125	1,325
North Carolina State, Ser C, GO
5.000%, 05/01/22	5,000	5,985
University of North Carolina at Chapel Hill, RB
Callable 12/01/17 @ 100
5.000%, 12/01/31	1,650	1,807
Wake County, Ser D, GO
4.000%, 02/01/17	1,000	1,106

		13,862

North Dakota — 0.1%
Williston, Housing Finance Authority, Eagle Crest Apartments Project, RB
6.250%, 09/01/23	1,060	1,042

Ohio — 2.7%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,275

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kent State University, General Revenue Receipts, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	$2,500	$2,805
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	2,841
Muskingum County, Genesis Health Care System Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,805	1,549
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,100
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,677
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,712
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,147
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,216
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,193
Ohio State, Turnpike Commission, RB
Callable 02/15/23 @ 100
5.250%, 02/15/29	2,500	2,720
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,177

		30,412

Oregon — 0.7%
Oregon State, Department of Administrative Services, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,406

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oregon State, Property Tax, Ser J, GO
Callable 05/01/21 @ 100
5.000%, 05/01/25	$2,210	$2,500
5.000%, 05/01/26	1,545	1,730

		7,636

Pennsylvania — 5.2%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,451
Allegheny County, Port Authority, RB
Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,354
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,382
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,187
Butler County, Hospital Authority, Butler Health Systems Project, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,756
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,358
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,077
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,664
Monroeville, Finance Authority, RB
5.000%, 02/15/20	1,000	1,146
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	1,926

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 07/01/17 @ 100
5.000%, 01/01/22	$3,935	$4,410
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,345
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,771
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,882
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	2,974
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,677
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,788
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,139
Philadelphia, School District, Ser E, GO
5.000%, 09/01/18	1,785	2,010
Philadelphia, Water & Sewer Authority, Ser A, RB
5.000%, 06/15/15	3,650	3,907
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,332
5.000%, 09/15/28	2,610	2,843

		59,379

Puerto Rico — 1.6%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,137
5.000%, 07/01/25	2,625	1,920

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	$4,120	$3,260
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (C)	1,235	1,388
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Pre-Refunded @ 100
6.125%, 02/01/14 (C)	45	46
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 02/01/14 @ 100
6.125%, 08/01/29	1,455	1,306
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	6,012
Puerto Rico Commonwealth, Sales Tax Financing, Ser C, RB
Callable 08/01/20 @ 100
6.500%, 08/01/35	2,560	2,305

		18,374

Rhode Island — 0.5%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/22	5,000	5,924

South Carolina — 0.4%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/23 @ 100
5.000%, 12/01/27	2,500	2,739
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	895
6.500%, 01/01/16 (E)	1,020	1,146

		4,780

Tennessee — 0.9%
Memphis, Electric Systems Revenue Authority, RB
5.000%, 12/01/17	1,730	1,993
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,084

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/18	$1,830	$2,132
5.000%, 07/01/20	1,100	1,299
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/22	2,250	2,664

		10,172

Texas — 8.4%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,231
Austin, Water & Wastewater System Revenue Authority, Ser A, RB
Callable 05/15/23 @ 100
5.000%, 11/15/29	2,000	2,196
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/23 @ 100
5.000%, 09/01/24	5,000	5,579
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,349
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,122
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,753
Dallas, Ser G, RB
Callable 11/01/23 @ 100
5.250%, 11/01/26	2,250	2,470
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	300	325
Harris County, Metropolitan Transit Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,746
5.000%, 11/01/29	3,160	3,410
Houston, Hotel Occupancy Tax & Special Revenue Authority, Convention & Entertainment Project, Ser B, RB, AMBAC
9.690%, 09/01/15 (D)	5,500	5,336

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Public Improvement Project, Ser A, GO
Callable 03/01/18 @ 100
5.250%, 03/01/28	$4,915	$5,414
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,260
Houston, Utility System Revenue Authority, Ser B, RB
Callable 11/15/23 @ 100
5.000%, 11/15/28	2,610	2,886
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/18	2,000	2,310
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,238
North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	1,315	1,491
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,573
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	275
North Texas, Thruway Authority, First Tier, Ser E3, RB
5.750%, 01/01/38 (A)	3,085	3,388
San Antonio, Public Service Board, RB
5.250%, 02/01/24	6,000	7,140
Texas A&M University, Permanent University Fund, RB
Callable 01/02/14 @ 100
5.250%, 07/01/16	2,250	2,257
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,644
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	3,004
Texas State, Municipal Power Agency, RB, NATL
6.142%, 09/01/16 (D)(E)	25	25

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/23 @ 100
7.000%, 12/31/38	$2,500	$2,688
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,511
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, RB
Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	1,975
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,309
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,766
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,103
West Travis County, Public Utility Agency, RB
Callable 08/15/21 @ 100
5.000%, 08/15/22	1,000	1,106

		94,880

Utah — 0.3%
Utah State, Intermountain Power Agency, Sub-Ser A, RB
5.000%, 07/01/16	2,680	2,984

Virginia — 1.2%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,058
Chesterfield County, Property Tax, Ser B, GO
5.000%, 01/01/19	1,745	2,050
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,899
5.000%, 10/01/19	1,220	1,455
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	2,000	2,265

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	$2,000	$2,316
Virginia State, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,252

		13,295

Washington — 2.4%
King County, Sewer Revenue, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/29	4,200	4,601
Port of Seattle, Ser A, RB
Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,704
Port of Seattle, AMT, GO
Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,155
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,111
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/19	2,345	2,767
5.000%, 07/01/20	5,000	5,903
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/17	2,500	2,873
Washington State, Ser R-C, GO
5.000%, 07/01/19	3,000	3,544

		26,658

Wisconsin — 0.3%
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/22 @ 100
5.000%, 10/01/23	1,290	1,182
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	1,665	1,718

		2,900

15	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Wyoming — 0.1%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	$1,225	$1,280

Total Municipal Bonds (Cost $1,082,298) ($ Thousands)		1,112,136

TAX EXEMPT CORPORATE BOND — 0.4%

California — 0.4%
San Manuel, Entertainment Authority
Callable 12/01/13 @ 102
4.500%, 12/01/16	4,800	4,896

Total Tax Exempt Corporate Bond (Cost $4,756) ($ Thousands)		4,896

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(F)	964,754	965

Total Cash Equivalent (Cost $965) ($ Thousands)		965

Total Investments — 98.8% (Cost $1,088,019) ($ Thousands)††		$1,117,997

Percentages are based on Net Assets of $1,131,248 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities —The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of November 30, 2013.

AGM — Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax (subject to)
Cl — Class
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
GAN — Grant Anticipation Note
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
PSF-GTD — Texas Public School Fund Guarantee
RAN — Revenue Anticipation Note
RB — Revenue Bond
RE — Reinsurance provided by the aforementioned guarantor.
SAB — Special Assessment Bond
Ser — Series

††	At November 30, 2013, the tax basis cost of the Fund’s investments was $1,087,972 ($ Thousands), and the unrealized appreciation and depreciation were $44,231 ($ Thousands) and $(14,206) ($ Thousands) respectively.

The following is a list of inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,112,136	$—	$1,112,136
Tax Exempt Corporate Bond	—	4,896	—	4,896
Cash Equivalent	965	—	—	965

Total Investments in Securities	$965	$1,117,032	$—	$1,117,997

Amounts designated as “—” are $0.

During the period ended November 30, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.6%

Alabama — 1.6%
Alabama State, 21st Century Authority, Tobacco Settlement, Ser A, RB
3.000%, 06/01/14	$1,500	$1,517
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	4,630	4,668
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	980	988
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB
Callable 05/15/14 @ 100
0.600%, 11/15/38 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB
Callable 02/01/14 @ 100
0.600%, 08/01/37 (A)	5,000	5,000
Mobile, Airport Authority, RB
5.500%, 10/01/15	835	865
Pell City, Special Care Facilities Financing Authority, RB
4.000%, 12/01/14	1,675	1,727

		16,765

Arizona — 0.9%
Arizona State, School Facilities Board, RB, AMBAC
4.000%, 07/01/15	1,250	1,310
Arizona State, Sports & Tourism Authority, Professional Baseball Training Project, RB
5.000%, 07/01/15	1,000	1,061
4.000%, 07/01/14	1,000	1,019
Maricopa County, Elementary School District No. 68 Alhambra, GO, AGM
5.500%, 07/01/14	1,500	1,542
Navajo County, Pollution Control Authority, Ser B, RB
5.500%, 06/01/34 (A)	1,000	1,023
Navajo County, Pollution Control Authority, Ser C, RB
5.500%, 06/01/34 (A)	1,150	1,177
Pima County, Industrial Development Authority, Charter Schools Project, RB
3.000%, 07/01/14	200	201
3.000%, 07/01/15	300	300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.770%, 09/01/45 (A)	$1,000	$1,000
University Medical Center, Hospital Revenue Authority, RB
5.250%, 07/01/14	1,000	1,023

		9,656

Arkansas — 0.1%
North Little Rock, Electric System Revenue Authority, Ser A, RB, NATL
6.500%, 07/01/15 (B)	595	615

California — 6.7%
Austin Trust, Ser 2008-3301, RB, AGM
Callable 08/15/18 @ 100
0.310%, 08/15/26 (A)	8,680	8,680
California State, Communities Development Authority, Ser D, RB, FGIC
4.250%, 11/01/33 (A)	12,200	13,286
California State, Communities Development Authority, Ser E, RB, AGM
0.200%, 07/01/40 (A)	2,000	2,000
California State, GO
Callable 06/01/16 @ 100
4.000%, 12/01/26 (A)	5,000	5,389
California State, Municipal Finance Authority, Republic Services Project, RB
0.600%, 09/01/21 (A)	10,000	10,000
California State, Municipal Finance Authority, Ser A, RB
0.700%, 02/01/39 (A)	3,000	3,002
California State, Pollution Control Financing Authority, Ser A, AMT, RB
0.700%, 08/01/23 (A)	1,250	1,250
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
0.850%, 11/01/38 (A)	3,000	3,002
Golden Empire Schools, Financing Authority, Kern High School Project, RB
0.350%, 05/01/14 (A)	3,000	3,000
Imperial, Community College District, GO
3.841%, 08/01/14 (C)	6,345	6,312
Inglewood, Public Financing Authority, RB
5.000%, 08/01/15	1,645	1,683
4.000%, 08/01/14	1,050	1,055

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Inland Valley, Development Agency, Ser C, TA
4.500%, 03/01/41 (A)	$1,000	$1,043
Los Angeles, Regional Airports Improvement Authority, LAX International Airport Project, RB
0.440%, 12/01/15 (A)(D)	2,500	2,500
Oakland, Unified School District, Election of 2012, GO
4.000%, 08/01/14	2,000	2,040
San Pablo, Joint Powers Financing Authority, TA, AMBAC
3.500%, 12/01/13	1,175	1,175
South San Francisco, Unified School District, Ser D, GO
1.604%, 05/15/17 (C)	2,550	2,444

		67,861

Colorado — 2.0%
Colorado Springs, Utilities System Revenue Authority, Ser B, RB
Callable 12/02/13 @ 100
0.260%, 11/01/36 (A)	4,000	4,000
Denver City & County, Airport System Revenue Authority, Ser C, RB
4.000%, 11/15/14	7,400	7,665
3.000%, 11/15/14	2,650	2,720
Regional Transportation District, Ser A, COP
5.000%, 06/01/16	3,500	3,879
3.000%, 06/01/16	1,600	1,694

		19,958

Connecticut — 0.8%
Connecticut State, Economic Recovery Project, GO
Callable 12/02/13 @ 100
0.450%, 07/01/16 (A)	6,000	6,000
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,003
0.950%, 05/15/15	1,000	999

		8,002

District of Columbia — 0.8%
District of Columbia, Hospital Revenue Authority, RB
0.300%, 07/15/17 (A)	4,025	4,025
District of Columbia, Income Tax Revenue Authority, Ser B, RB
0.350%, 12/01/13 (A)	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

District of Columbia, Income Tax Revenue Authority, Ser B, RB
Callable 06/01/15 @ 100
0.650%, 12/01/15 (A)	$2,860	$2,864

		7,889

Florida — 5.4%
Atlantic Beach, Fleet Landing Project, Ser A, RB
3.000%, 11/15/15	350	352
2.000%, 11/15/14	225	225
Citizens Property Insurance, Ser A-3, RB, AGM
1.700%, 06/01/14 (A)	1,500	1,510
Davie, Educational Facilities Authority, Ser B, RB
4.000%, 04/01/16	775	821
Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	8,670	8,755
Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,079
Gulf Breeze, Local Government Loan, Ser FG&H, RB
Pre-Refunded @ 100
1.000%, 12/01/20 (A)(E)	4,000	4,000
Hillsborough County, Industrial Development Authority, General Hospital Project, RB
4.000%, 10/01/15	745	784
Lake County, School Board, Ser B, COP, AMBAC
Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,186
Manatee County, School District, COP, NATL
5.000%, 07/01/14	1,650	1,691
Martin County, Improvement Revenue Authority, RB, AMBAC
5.250%, 10/01/14	1,285	1,324
Miami-Dade County, Aviation Revenue, Ser E, AMT, RB, NATL
5.250%, 10/01/14	425	442
Miami-Dade County, Capital Asset Acquisition, Ser E, RB
4.250%, 04/01/14	1,455	1,473
Miami-Dade County, Public Improvement Project, RB, AGM
5.000%, 10/01/14	3,250	3,378
4.000%, 10/01/15	3,390	3,614
Miami-Dade County, School Board, Ser A, COP
Callable 05/01/16 @ 100
5.000%, 08/01/21 (A)	3,500	3,841

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Okeechobee County, Waste Disposal Authority, Waste Management Landfill Project, RB
2.250%, 07/01/39 (A)	$3,750	$3,753
Orange County, School Board, Ser A, COP
5.000%, 08/01/14	7,500	7,729
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,120
Palm Beach County, Health Facilities Authority, Jupiter Medical Center Project, RB
4.000%, 11/01/14	1,200	1,228
Saint Petersburg, Health Facilities Authority, Ser B, RB, AMBAC
0.600%, 11/15/34 (A)	1,075	1,075
Sunrise, Public Facilities Revenue, Ser B, RB, NATL
0.869%, 10/01/16 (B)(C)	4,040	3,958

		55,338

Georgia — 4.9%
Atlanta, Airport Revenue Authority, Ser A, RB
5.000%, 01/01/15	1,000	1,049
Atlanta, Development Authority, Piedmont/Ellis LLC Project, RB
5.000%, 09/01/15	1,280	1,376
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/29 (A)	7,700	7,879
Bulloch County, Development Authority, Georgia Southern University Housing Foundation Project, RB, AGM
4.000%, 07/01/18	595	653
Burke County, Development Authority, RB
1.250%, 01/01/52 (A)	2,500	2,518
Floyd County, Development Authority, Georgia Power Company Project, RB
0.850%, 07/01/22 (A)	5,000	4,985
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
Callable 03/15/19 @ 100
5.250%, 03/15/24	3,200	3,446
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
5.000%, 03/15/16	13,410	14,565
Georgia State, Municipal Electric Authority, Ser B, RB
5.000%, 01/01/18	3,000	3,433

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
4.000%, 10/01/14	$1,170	$1,196
Georgia State, Ser G, GO
Callable 12/09/13 @ 100
0.450%, 12/01/26 (A)	3,000	3,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/14	1,000	1,011
5.000%, 03/15/15	985	1,027
Medical Center Hospital Authority, Columbus Regional Health Care Project, RB, AGM
5.000%, 08/01/15	1,500	1,593
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/49 (A)	2,500	2,475

		50,206

Illinois — 7.0%
Chicago, Board of Education, Ser A, GO, AMBAC
1.233%, 12/01/14 (C)	2,500	2,454
Chicago, Board of Education, Ser A2, GO
Callable 12/01/16 @ 100
0.800%, 03/01/35 (A)	3,000	2,907
Chicago, Board of Education, Ser B, GO, AMBAC
5.000%, 12/01/14	1,000	1,040
Chicago, Board of Education, Ser C1, GO
Callable 09/01/15 @ 100
1.000%, 03/01/32 (A)	2,000	2,007
Chicago, Midway Airport Revenue, Ser C, RB
1.796%, 01/01/17	2,000	2,001
1.320%, 01/01/16	1,250	1,249
Chicago, Ser A, GO, AGM
Callable 01/01/15 @ 100
5.000%, 01/01/16	2,000	2,082
Chicago, Transit Authority, Ser A, RB, AMBAC
5.250%, 06/01/16	815	881
Cook County, Ser B, GO, NATL-RE
Callable 01/02/14 @ 100
5.250%, 11/15/15	300	301
Cook County, Township High School District No. 201 J Sterling Morton, Ser B, GO, AGM
3.582%, 12/01/16 (C)	295	267
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
4.089%, 12/01/17 (C)	3,250	2,783
3.474%, 12/01/15 (C)	495	464

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AMBAC
3.309%, 12/01/14 (C)	$5,500	$5,375
Illinois State, Chicago Public Building Commission, RB
5.250%, 12/01/14	1,000	1,043
Illinois State, Finance Authority, Delnor Hospital Project, RB, AGM
5.000%, 05/15/14	275	281
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser C, RB
5.000%, 08/15/15	2,145	2,302
3.000%, 08/15/14	2,840	2,891
Illinois State, Finance Authority, Resurrection Health Care Project, RB, AGM
5.000%, 05/15/15	3,700	3,884
Illinois State, GO
5.000%, 01/01/14	3,375	3,386
4.000%, 07/01/15	2,000	2,092
Illinois State, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/17	2,000	2,116
Illinois State, Housing Development Authority, Phoenix Towers Apartments Project, RB
Callable 01/02/14 @ 100
0.650%, 05/01/14	3,000	3,000
Illinois State, Toll Highway Authority, Highway Project, Ser B, RB, AGM
Callable 12/05/13 @ 100
0.270%, 01/01/17 (A)	4,000	4,000
Illinois State, Unemployment Compensation Trust Fund, Unemployment Insurance Project, Ser A, RB
3.000%, 12/15/13	1,750	1,752
Illinois State, Unemployment Compensation Trust Fund, Unemployment Insurance Project, Ser B, RB
Callable 06/15/14 @ 100
4.000%, 06/15/20	5,000	5,091
Kane & Kendall Counties, Community College District No. 516, Ser E, GO, NATL-RE FGIC
Callable 12/15/13 @ 55
5.317%, 12/15/25 (C)	3,750	2,049
McHenry & Kane Counties, Community Consolidated School District No. 158, GO, NATL
3.056%, 01/01/14 (C)	4,910	4,901

Description	Face Amount ($ Thousands)	Value ($ Thousands)

McHenry & Lake Counties, Community High School District No. 156, Ser A, GO
2.000%, 02/01/16	$2,655	$2,712
Metropolitan Pier & Exposition Authority, Ser A, RB, NATL
0.703%, 12/15/13 (C)	400	400
Romeoville Village, GO, AGM
Callable 12/30/14 @ 100
4.000%, 12/30/15	500	518
Rosemont Village, Ser A, GO, NATL-RE FGIC
0.722%, 12/01/13 (C)	865	865
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,497
Western Illinois University, Auxiliary Facilities Systems Project, RB
4.000%, 04/01/15	600	621
Will County, Community Consolidated School District No. 157-C Frankfort, Ser C, GO, NATL
0.620%, 01/01/15 (C)	2,150	2,134

		71,346

Indiana — 3.1%
Indiana State, Finance Authority, Community Foundation of Northwest Indiana, RB
4.000%, 03/01/15	500	519
Indiana State, Finance Authority, Lease Appropriation Project, RB
Callable 03/15/14 @ 100
0.540%, 02/01/35 (A)	4,000	4,001
Indiana State, Finance Authority, RB
Callable 03/15/14 @ 100
0.540%, 02/01/35 (A)	2,500	2,501
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
0.520%, 05/01/28 (A)	2,000	2,000
Indiana State, Health Facility Financing Authority, Ascension Health Project, Ser A4, RB
1.500%, 10/01/27 (A)	5,025	5,066
Indianapolis, Thermal Energy System Revenue, RB, AGM
5.000%, 10/01/15	1,000	1,071
Indianapolis, Thermal Energy System Revenue, Ser B, RB
0.730%, 10/01/34 (A)	11,270	11,271
Rockport, Michigan Power Co. Project, Ser B, RB
6.250%, 06/01/25 (A)	3,000	3,077

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Joseph County, Airport Authority, St. Joseph Airport Project, AMT, GO
3.500%, 07/01/15	$345	$358
St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	1,990	1,994

		31,858

Iowa — 0.2%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	500	513
Iowa State, Higher Education Loan Authority, University of Dubuque Project, Ser A, RB
3.000%, 05/15/14	1,250	1,262

		1,775

Kansas — 0.5%
Kansas State, Independent College Finance Authority, Ottawa University Project, Ser C, RB
4.250%, 05/01/14	1,000	1,003
Olath, Health Facilities Revenue Authority, Ser B, RB
Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,034

		5,037

Kentucky — 0.4%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/17	1,060	1,168
Lexington-Fayette Urban County, Richmond Place Project, RB
0.650%, 04/01/15 (A)(D)	3,005	3,005

		4,173

Louisiana — 2.1%
East Baton Rouge, Sewerage Commission Revenue Authority, Ser A, RB
Callable 02/01/14 @ 100
0.918%, 02/01/46 (A)	1,000	1,001
Jefferson Parish, School Board, Sales & Use Tax, RB
2.000%, 03/01/14	1,000	1,004
Louisiana State, Offshore Terminal Authority, Ser B-1, RB
2.200%, 10/01/40 (A)	4,000	4,025

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Saint Tammany Parish, Hospital Service District No. 1, Tammany Parish Hospital Project, RB
3.000%, 07/01/14	$2,450	$2,477
St. James Parish, Nucor Steel LLC Project, Ser B1, RB
Callable 12/02/13 @ 100
0.350%, 11/01/40 (A)	13,400	13,400

		21,907

Maine — 0.0%
Portland, General Airport Revenue, RB
3.000%, 07/01/15	175	179
2.000%, 07/01/14	300	301

		480

Maryland — 0.5%
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/17 @ 100
0.300%, 07/01/39 (A)	4,465	4,465
Maryland State, Housing & Community Development Administration, Ser B, RB
1.000%, 03/01/36 (A)	1,000	1,002

		5,467

Massachusetts — 1.7%
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T3, RB
2.700%, 10/01/37 (A)	7,470	7,502
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G-2, RB, AGM
0.140%, 07/01/42 (A)	4,000	4,000
Massachusetts State, Housing Finance Agency, Ser E, RB
Callable 06/01/15 @ 100
0.950%, 06/01/16	4,070	4,070
Massachusetts State, Ser A, GO
Callable 08/01/15 @ 100
0.530%, 02/01/16 (A)	2,000	2,006

		17,578

Michigan — 4.9%
Brighton Area, School District, Ser II, GO, AMBAC
1.102%, 05/01/15 (C)	9,500	9,378
Chelsea, School District, GO
4.000%, 05/01/17	1,425	1,558

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Detroit, School District, School Building & Site Improvement Project, Ser A, GO
4.000%, 05/01/14	$2,250	$2,270
Detroit, Sewage Disposal System Revenue, Second Lien, Ser B, RB, NATL-RE FGIC
5.000%, 07/01/15	490	491
Detroit, Water Supply System Revenue, Ser Senior A, RB, NATL
6.000%, 07/01/15	1,000	1,017
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,205
Livonia, Public Schools School District, School Building & Site Project, Ser I, GO, AGM
2.000%, 05/01/15	1,000	1,018
Michigan State, Building Authority, Facilities Program Project, Ser II, RB, AMBAC
Callable 10/15/15 @ 100
5.000%, 10/15/17	6,550	7,030
Michigan State, Finance Authority, Ser C, RB
4.375%, 08/20/14	500	502
Michigan State, Finance Authority, Unemployment Obligations Project, RB
Callable 07/01/14 @ 100
5.000%, 07/01/23	5,000	5,127
Michigan State, Hospital Finance Authority, RB
4.000%, 11/01/27 (A)	1,960	2,096
2.625%, 11/15/47 (A)	610	618
Michigan State, Public Power Agency, Combustion Turbine No. 1 Project, Ser A, RB, AGM
5.000%, 01/01/14	1,210	1,214
Michigan State, Strategic Fund, Dow Chemical Project, RB
6.250%, 06/01/14	2,845	2,914
Michigan State, Strategic Fund, Dow Chemical Project, Ser B2, RB
6.250%, 06/01/14	3,000	3,073
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, RB
6.250%, 09/01/14	1,750	1,823
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
2.000%, 05/01/14	400	403
2.000%, 05/01/15	1,580	1,608
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser D, RB
3.000%, 12/01/13	1,665	1,665

Description	Face Amount ($ Thousands)	Value ($ Thousands)

West Ottawa, Public Schools, Ser B, GO
3.000%, 05/01/14	$2,580	$2,609
3.000%, 05/01/15	2,450	2,534

		50,153

Minnesota — 0.6%
Minneapolis & St Paul, Metropolitan Airports Commission, Ser A, RB
1.849%, 01/01/17	1,000	998
Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	4,250	4,300
Northeast Metropolitan, Intermediate School District No. 916, Ser A, COP
2.000%, 02/01/16	610	622

		5,920

Mississippi — 0.5%
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System Project, Ser A, RB
5.000%, 08/15/16	2,000	2,197
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
Callable 12/02/13 @ 100
0.500%, 10/01/17 (A)(D)	2,500	2,500

		4,697

Missouri — 1.3%
Kansas City, Industrial Development Authority, Downtown Redevelopment District Project, Ser A, RB
3.000%, 09/01/14	1,200	1,220
Missouri State, Development Finance Board, Independence Electric System Project, RB
2.000%, 06/01/14	350	352
Missouri State, Health & Educational Facilities Authority, Drury University Project, Ser A, RB
2.000%, 04/25/14	1,500	1,508
Missouri State, Housing Development Commission, Shepard Apartments Project, Ser 3, RB, FHA
3.000%, 03/01/15	2,000	2,057

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northwest Missouri State University, Housing System Project, RB
1.250%, 06/01/16	$1,425	$1,427
1.000%, 06/01/15	1,755	1,759
Platte County, Industrial Development Authority, I-29 & Tiffany Springs Parkway Project, RB
2.000%, 11/01/14	5,430	5,453

		13,776

Montana — 0.6%
Livingston, RAN
Callable 06/01/15 @ 100
2.000%, 12/01/15	6,000	6,001

Nevada — 0.2%
Reno, Ser B, GO
3.000%, 06/01/15	1,495	1,542

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority, Dartmouth Hitchcock Project, RB
4.500%, 08/01/14	1,835	1,875

New Jersey — 14.2%
Allamuchy Township, BAN
1.000%, 07/09/14	4,144	4,152
1.000%, 10/21/14	2,000	2,006
Allamuchy Township, TRAN
1.000%, 07/09/14	4,380	4,388
Atlantic City, GO, NATL
5.000%, 08/15/14	550	565
Austin Trust, Ser 2008-3302, RB, AGM
Callable 09/01/17 @ 100
0.320%, 09/01/32 (A)	4,900	4,900
Brick Township, Ser G, TRAN
1.250%, 12/20/13	7,465	7,468
Camden County, Improvement Authority, GO
3.000%, 09/01/14	910	929
Camden, TRAN
1.250%, 03/31/14	2,000	2,001
Cedar Grove, Township School District, GO
1.000%, 09/18/14	3,668	3,677
East Rutherford Borough, TRAN
1.500%, 03/20/14	1,200	1,200
Freehold Borough, TRAN
1.500%, 12/18/13	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hudson County, GO
4.000%, 07/15/16	$1,145	$1,236
Kearny, Board of Education, GO
1.250%, 10/09/14	9,150	9,181
Kearny, TRAN
1.500%, 12/20/13	1,000	1,000
Lambertville, Ser B, BAN
1.000%, 03/05/14	1,000	1,001
Lincoln Park Borough, GO
1.000%, 10/29/14	1,569	1,574
Linden, TRAN
1.250%, 05/06/14	2,000	2,005
Long Branch, BAN
1.500%, 02/14/14	1,210	1,211
Lyndhurst Township, TRAN
1.750%, 03/20/14	2,733	2,739
1.500%, 02/14/14	1,430	1,432
Manchester Township, BAN
1.000%, 04/24/14	5,430	5,436
Montclair Township, TRAN
1.000%, 03/07/14	2,039	2,041
New Jersey State, Building Authority, RB
Callable 06/15/15 @ 100
3.000%, 06/15/16	5,000	5,183
New Jersey State, Economic Development Authority, Hillcrest Health Services Project, RB, AMBAC
1.148%, 01/01/15 (C)	2,000	1,972
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser E, RB
Callable 08/01/15 @ 100
1.750%, 02/01/16 (A)	2,355	2,392
New Jersey State, Educational Facilities Authority, Rider University Project, Ser A, RB
5.000%, 07/01/14	1,000	1,023
New Jersey State, Educational Facilities Authority, Seton Hall University Project, RB
5.000%, 07/01/14	1,460	1,495
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, RB
5.000%, 12/01/14	3,500	3,660
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, RB
Callable 12/01/19 @ 100
4.875%, 12/01/24	15,710	16,419

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.500%, 05/01/15	$1,500	$1,502
1.250%, 05/01/14	4,675	4,678
New Jersey State, Tobacco Settlement Financing Authority, RB
Callable 06/01/17 @ 100
0.750%, 06/01/29 (A)	12,000	12,000
New Jersey State, Transit Authority, Ser A, COP, AMBAC
5.500%, 09/15/15	1,875	2,020
5.250%, 09/15/14	1,300	1,347
Newark, Ser A, TRAN
Callable 12/23/13 @ 100
1.500%, 02/20/14	6,000	6,002
Newark, Ser B, TRAN
1.500%, 06/26/14	2,667	2,675
Newark, Ser C, TRAN
1.500%, 06/26/14	2,650	2,658
Newark, Ser D, TRAN
2.000%, 12/11/13	5,000	5,001
Passaic County, GO
3.000%, 08/15/15	1,220	1,270
Paulsboro Borough, Ser B, TRAN
1.000%, 07/09/14	2,185	2,187
Roselle Borough, TRAN
1.000%, 03/13/14	4,060	4,063
1.000%, 05/06/14	6,334	6,340

		145,029

New Mexico — 0.5%
Farmington, Pollution Control Revenue Authority, Southern California Edison Project, Ser A, RB
2.875%, 04/01/29 (A)	4,110	4,220
Taos County, Education Improvement Authority, BAN
2.000%, 04/01/15	1,000	1,012

		5,232

New York — 9.9%
Binghamton, Ser A, TRAN
1.250%, 01/31/14	2,500	2,504
Broome County, GO
1.500%, 04/04/14	1,000	1,002
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.350%, 11/01/31 (A)	2,500	2,495
1.000%, 11/01/31 (A)	2,500	2,499
0.900%, 11/01/31 (A)	2,500	2,499
Freeport Village, Ser C, TRAN
1.500%, 05/07/14	2,000	2,007

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hannibal, Central School District, GO, AGM
2.000%, 06/15/14	$500	$504
Long Island, Power Authority, Ser B, RB
5.250%, 06/01/14	3,330	3,406
Long Island, Power Authority, Ser D, RB, NATL
5.000%, 09/01/14	450	465
Metropolitan New York, Transportation Authority, RB
Callable 05/01/15 @ 100
0.643%, 11/01/32 (A)	1,000	998
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 01/02/14 @ 100
0.240%, 11/15/41 (A)	2,500	2,498
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 05/01/14 @ 100
0.730%, 11/01/34 (A)	1,250	1,252
Monroe County, GO
5.000%, 03/01/14	1,500	1,515
Nassau County, Local Economic Assistance, South Nassau Communities Project, RB
4.000%, 07/01/15	965	1,008
Nassau County, Ser A, TRAN
2.000%, 02/05/14	1,120	1,123
New York City, Housing Development Authority, Ser B1B, RB
Callable 12/01/14 @ 100
1.100%, 11/01/16	6,905	6,916
New York City, Housing Development Authority, Ser D2A, RB
1.150%, 11/01/15	3,000	3,008
New York City, Housing Development Authority, Ser F, RB
Callable 11/01/14 @ 100
0.950%, 05/01/16	12,200	12,183
New York City, Housing Development Authority, Ser M-1, RB
1.150%, 11/01/17	3,000	2,977
New York City, Ser C4, GO, AGM
0.200%, 10/01/27 (A)	350	350
New York State, Dormitory Authority, Ser B, RB
6.000%, 07/01/14	145	150

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
0.250%, 10/01/28 (A)	$825	$825
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	986
New York State, Housing Finance Agency, Affordable Housing Project, Ser F, RB
0.950%, 05/01/16	3,000	3,001
New York State, Local Government Assistance Authority, Ser E, RB
6.000%, 04/01/14	1,100	1,121
New York, Sub-Ser J-8-R, GO
Callable 10/01/15 @ 100
0.430%, 08/01/21 (A)	4,000	3,993
Niagara Falls City, School District, TRAN
2.000%, 06/26/14	12,200	12,298
Oyster Bay, Ser A, GO
4.000%, 02/15/14	715	720
Oyster Bay, Ser A, TRAN
1.500%, 03/07/14	2,000	2,006
Phelps-Clifton Springs, Central School District, GO, AGM
3.000%, 06/15/14	300	304
Rockland County, Ser A, GO, AGM
2.000%, 10/15/14	1,466	1,482
Rockland County, Ser A, TRAN
2.250%, 03/14/14	2,000	2,004
Romulus, Central School District, TRAN
1.000%, 07/25/14	5,385	5,396
Suffolk County, Judicial Facilities Agency, Dennison Building Project, RB
5.000%, 11/01/15	1,285	1,375
Suffolk County, Ser I, GO
2.000%, 09/12/14	2,000	2,023
Suffolk County, TRAN
2.000%, 03/27/14	3,000	3,017
Utica, School District, GO
2.000%, 07/01/14	800	805
Wallkill, Ser B, TRAN
1.500%, 08/06/14	2,213	2,224
Westchester County, Health Care Revenue Authority, Senior Lien, Ser B, RB
5.000%, 11/01/14	1,500	1,552
Westmere, Fire District, TRAN
1.250%, 02/20/14	2,870	2,874

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Yonkers, Ser D, GO
3.000%, 08/15/14	$1,870	$1,901

		101,266

North Carolina — 1.0%
North Carolina State, Capital Facilities Finance Agency, Ser A, RB
0.500%, 07/01/34 (A)	10,000	10,000

North Dakota — 0.2%
Williston, Ser A, RB
Callable 11/01/14 @ 100
2.500%, 11/01/15	2,000	2,010

Ohio — 5.1%
American Municipal Power, RB
1.250%, 06/26/14	2,495	2,500
1.125%, 11/19/14	1,320	1,322
1.000%, 10/23/14	5,075	5,079
Cleveland, Airport System Revenue Authority, Housing Revenue Authority, Ser A, RB
3.000%, 01/01/14	1,500	1,503
Cleveland, Airport System Revenue Authority, Ser A, RB, AMBAC
5.000%, 01/01/15	1,600	1,669
Cuyahoga County, Helen S Brown Apartments Project, RB
0.600%, 07/15/14	4,700	4,702
Deutsche Bank SPEARs/LIFERs Trust, Ser 619, RB
0.300%, 06/01/24 (A)	22,740	22,740
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/16	625	635
3.000%, 11/15/17	555	562
2.000%, 11/15/15	500	498
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
6.250%, 07/01/14	1,850	1,858
Ohio State, Solid Waste Revenue Authority, Republic Services Project, AMT, RB
4.250%, 04/01/33 (A)	3,000	3,033
Ohio State, Water Development Authority, Waste Management Project, RB
2.250%, 07/01/21 (A)	3,450	3,458

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Warren County, Otterbin Homes Project, Ser A, RB
3.000%, 07/01/14	$2,340	$2,365

		51,924

Oklahoma — 0.3%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,152
Muskogee, Industrial Trust, Muskogee Public Schools Project, RB
3.000%, 09/01/15	780	810
Tulsa County, Industrial Education Authority, Broken Arrow Public Schools Project, RB
4.000%, 09/01/14	1,000	1,027

		2,989

Oregon — 0.2%
Medford, Hospital Facilities Authority, Rogue Valley Manor Project, RB
2.000%, 10/01/14	990	995
Oregon State, Health & Science University Project, Ser A, RB
4.000%, 07/01/14	1,000	1,020

		2,015

Pennsylvania — 6.5%
Bermudian Springs, School District, GO
Callable 11/02/15 @ 100
0.813%, 05/01/23 (A)	2,000	1,999
Chester County, Industrial Development Authority, University Project, RB
Callable 08/01/14 @ 100
1.600%, 02/01/15	7,900	7,924
Delaware County, Elwyn Project, RB
4.000%, 06/01/15	1,185	1,219
Downingtown Area, School District, GO
Callable 12/02/13 @ 100
0.300%, 05/01/15 (A)	1,710	1,709
Erie, School District, TRAN
1.000%, 06/30/14	10,000	10,011
Fort Leboeuf, School District, GO, NATL
4.000%, 01/01/15	1,175	1,218
Lake Lehman, School District, GO, NATL
0.552%, 04/01/14 (C)	1,000	998

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lycoming County, Susquehanna Health System Project, Ser A, RB
5.000%, 07/01/15	$1,000	$1,052
Pennsylvania State, Department of General Services, COP, AGM
4.000%, 05/01/16	1,000	1,063
3.000%, 11/01/14	1,585	1,617
3.000%, 05/01/15	1,250	1,285
3.000%, 11/01/15	1,680	1,740
Pennsylvania State, Economic Development Financing Authority, Forum Place Project, RB
3.000%, 03/01/14	400	402
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,499
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	3,000	3,014
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
4.700%, 11/01/21 (A)	2,000	2,072
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program Mount Aloysius Project, RB
0.650%, 11/01/41 (A)	2,425	2,425
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I4, RB
Callable 05/01/14 @ 100
0.450%, 11/01/31 (A)	1,000	1,000
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I3, RB
Callable 11/01/14 @ 100
0.600%, 11/01/31 (A)	1,965	1,965
Pennsylvania State, Public School Building Authority, Philadelphia School District Project, RB
5.000%, 04/01/15	1,000	1,054
5.000%, 04/01/16	2,000	2,168
5.000%, 04/01/17	1,500	1,654
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/14	1,000	1,023

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	$1,370	$1,412
3.000%, 06/15/14	1,255	1,266
Philadelphia, Redevelopment Authority, Transformation Initiative Project, RB
5.000%, 04/15/14	1,000	1,015
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,471
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/14	3,050	3,064
Southcentral, General Authority, Hanover Hospital Project, RB
4.000%, 12/01/14	250	255
4.000%, 12/01/15	1,160	1,190
Tioga County, Industrial Development Authority, Mansfield Project, Ser C1, RB
3.000%, 03/01/14	1,000	1,004

		65,788

Puerto Rico — 0.7%
Deutsche Bank SPEARs/LIFERs Trust, Ser DBE-1183, RB
Callable 08/01/19 @ 100
0.400%, 08/01/43 (A)	2,200	2,200
Puerto Rico Commonwealth, Housing Finance Authority, Sub- Ser, RB
5.000%, 12/01/13	1,300	1,300
Puerto Rico Commonwealth, Public Improvement Project, GO, NATL
5.250%, 07/01/14	2,500	2,507
Puerto Rico Commonwealth, Ser B, GO, FSA
6.500%, 07/01/15	1,000	1,029

		7,036

Rhode Island — 0.9%
Providence, Housing Authority, Cathedral Square II Apartments Project, RB, GNMA
Callable 01/02/14 @ 100
1.000%, 03/01/16	2,500	2,500
Rhode Island State, Health & Educational Building, RB
5.000%, 05/15/18	1,215	1,354
4.000%, 05/15/16	1,000	1,061
4.000%, 05/15/17	1,650	1,768
3.000%, 05/15/15	1,300	1,336

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/16	$900	$980

		8,999

South Carolina — 0.6%
Jasper County, Jasper County School Project, RB
Callable 01/02/14 @ 100
1.250%, 02/07/14	2,000	2,000
South Carolina State, Housing Finance & Development Authority, Parker at Cone Project, RB, GNMA
Callable 11/01/14 @ 100
0.800%, 05/01/15	2,250	2,251
South Carolina State, Jobs- Economic Development Authority, Waste Management Project, RB
2.875%, 02/01/15	2,000	2,042

		6,293

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/14	1,000	1,032

Tennessee — 0.5%
Cleveland, Health & Educational Facilities Board, North Cleveland Towers Project, AMT, RB
Callable 03/01/14 @ 100
0.700%, 03/01/16 (A)	3,000	3,000
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 09/01/14	505	520
5.000%, 09/01/15	1,510	1,591

		5,111

Texas — 7.6%
Austin, SAB
2.820%, 12/01/16 (C)	3,000	2,800
2.516%, 12/01/15 (C)	6,905	6,625
Brazos, River Authority, Houston Industries Project, Ser D, RB, NATL
4.900%, 10/01/15	500	527
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 07/01/15 @ 100
3.000%, 01/01/45 (A)	500	500

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/16	$1,000	$1,119
5.000%, 11/01/17	2,000	2,297
Deutsche Bank SPEARs/LIFERs Trust, Ser DB-1149, RB
Callable 08/15/23 @ 100
0.300%, 08/15/43 (A)	4,985	4,985
Dickinson, Independent School District, GO, PSF-GTD
1.500%, 08/01/37 (A)	2,400	2,437
Grand Parkway, Transportation Authority, Sub-Ser C, RB
2.000%, 10/01/17 (A)	23,500	23,571
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/16	400	434
3.000%, 10/01/15	250	260
Houston, Independent School District, GO, PSF-GTD
2.500%, 06/01/30 (A)	5,600	5,769
Houston, Utility System Revenue Authority, Ser A, RB
Callable 12/01/14 @ 100
0.600%, 05/15/34 (A)	1,100	1,101
North East, Independent School District, Ser A, GO, PSF-GTD
1.000%, 08/01/43 (A)	2,000	2,007
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB
Callable 12/02/13 @ 100
0.180%, 11/01/40 (A)	100	100
San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	7,500	7,678
San Antonio, Water System Revenue, RB
0.730%, 05/01/43 (A)	3,000	2,999
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/16	440	473
3.000%, 09/01/14	375	381
3.000%, 09/01/15	500	518
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/16	1,755	1,904
Texas State, Municipal Gas Acquisition & Supply II, RB
0.520%, 09/15/17 (A)	690	686
Texas State, San Antonio Energy Acquisition, RB
5.250%, 08/01/15	1,000	1,059

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Transportation Commission, Ser B, RB
Callable 12/02/13 @ 100
0.360%, 04/01/26 (A)	$4,000	$4,000
Texas State, Transportation Commission, Ser B, RB
Callable 02/15/15 @ 100
1.250%, 08/15/42 (A)	2,000	2,006
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	580	581
2.000%, 10/01/15	355	353
2.000%, 10/01/16	575	565

		77,735

Utah — 0.2%
Unified Fire Service Area, TRAN
1.500%, 12/20/13	2,000	2,001

Virgin Islands — 0.3%
Virgin Islands, Public Finance Authority, Ser B, RB
3.000%, 10/01/15	3,000	3,072

Virginia — 2.3%
Caroline County, Industrial Development Authority, RB
Callable 01/02/14 @ 100
4.000%, 08/01/16	1,820	1,822
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB
1.950%, 08/01/38 (A)	2,000	1,999
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/16	1,250	1,341
Virginia State, Small Business Financing Authority, Hampton Roads Project, RB
Pre-Refunded @ 102
9.000%, 07/01/14 (E)	17,000	18,142

		23,304

Washington — 1.8%
Port of Seattle, AMT, RB
4.000%, 06/01/16	500	533
Vancouver, Downtown Redevelopment Authority, Conference Center Project, Ser A, RB, ACA
Pre-Refunded @ 100
6.000%, 01/01/14 (E)	10,000	10,044

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2013

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Washington State, Economic Development Finance Authority, Waste Management Project, RB
2.000%, 06/01/20 (A)	$7,500	$7,579

		18,156

Wisconsin — 0.7%
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
4.000%, 07/15/15	460	480
Wisconsin State, Health & Educational Facilities Authority, Gunderson Lutheran Project, Ser A, RB
5.000%, 10/15/14	1,250	1,300
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Services Project, RB
4.000%, 08/15/14	1,250	1,281
4.000%, 08/15/15	1,200	1,268
Wisconsin State, Health & Educational Facilities Authority, Howard Young Health Care Project, RB
4.000%, 08/15/14	875	888
4.000%, 08/15/15	600	619
Wisconsin State, Health & Educational Facilities Authority, Southwest Health Center Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 04/01/14 (E)	875	892

		6,728

Total Municipal Bonds (Cost $1,024,938) ($ Thousands)		1,025,595

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(F)	726,362	726

Total Cash Equivalent (Cost $726) ($ Thousands)		726

Total Investments — 100.7% (Cost $1,025,664) ($ Thousands)††		$1,026,321

Percentages are based on Net Assets of $1,019,600 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Pre-Refunded Securities —The maturity date shown is the pre-refunded date.

(F)	Rate shown is the 7-day effective yield as of November 30, 2013.

ACA — American Capital Access
AGM — Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax (subject to)
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FSA — Financial Security Assistance
GNMA — Government National Mortgage Association
GO — General Obligation
LLC — Limited Liability Company
NATL — National Public Finance Guarantee Corporation
PSF-GTD — Texas Public School Fund Guarantee
RAN — Revenue Anticipation Note
RB — Revenue Bond
RE — Reinsurance provided by the aforementioned guarantor.
SAB — Special Assessment Bond
Ser — Series
TA — Tax Allocation
TRAN — Tax and Revenue Anticipation Note

††	At November 30, 2013, the tax basis cost of the Fund’s investments was $1,025,664 ($ Thousands), and the unrealized appreciation and depreciation were $2,689 ($ Thousands) and $(2,032) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,025,595	$—	$1,025,595
Cash Equivalent	726	—	—	726

Total Investments in Securities	$726	$1,025,595	$—	$1,026,321

Amounts designated as “—” are $0.

During the period ended November 30, 2013 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.8%

California — 96.2%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,293
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/22	1,430	1,644
5.000%, 10/01/23	2,160	2,476
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,457
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,000	3,504
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,010
California State, Department of Water Resources, Ser H, RB
Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,426
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,111
5.000%, 05/01/19	2,000	2,371
California State, Eastern Municipal Water & Sewer District, Ser A, RB
5.000%, 07/01/18	700	817
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/16	2,775	3,101
5.000%, 07/01/18	1,175	1,383
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/20	505	554
4.000%, 10/01/21	500	542
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/22 @ 100
5.000%, 09/01/25	785	889
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	225	259
5.000%, 09/01/21	325	376
5.000%, 09/01/22	800	941

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	$1,250	$1,474
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,437
California State, GO
5.250%, 02/01/18	2,000	2,334
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,816
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	5,720
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/22	1,200	1,355
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/22 @ 100
5.000%, 06/01/25	400	432
5.000%, 06/01/26	350	371
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (A)	1,040	1,144
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,060
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,410
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,666
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,705
California State, University Systemwide Project, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,282
California State, University Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,313
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,391

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Various Purposes, GO
5.250%, 10/01/22	$3,000	$3,535
5.000%, 03/01/15	7,000	7,413
California State, Various Purposes, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,134
California State, Various Purposes, GO
Callable 09/01/22 @ 100
5.000%, 09/01/25	5,400	5,979
California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,663
Contra Costa, Transportation Authority, Ser B, RB
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,750	2,034
5.000%, 03/01/23	1,265	1,455
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/18	500	589
East Bay, Municipal Utility District, Ser B, RB
4.000%, 06/01/21	3,000	3,389
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,767
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,085
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,191
Kern, High School District, GO
Callable 08/01/23 @ 100
5.000%, 08/01/24	2,000	2,281
Kern, High School District, GO
Callable 08/01/22 @ 100
5.000%, 08/01/26	1,000	1,100
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/21 @ 100
5.000%, 11/01/26	1,000	1,065
Long Beach, Community College District, Ser B, GO
Callable 08/01/22 @ 100
5.000%, 08/01/25	2,000	2,280
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,352

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Long Beach, Unified School District, Election 2008, Ser A, GO
Callable 08/01/19 @ 100
5.250%, 08/01/21	$2,000	$2,302
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/20	4,500	5,374
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,757
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,609
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,371
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,621
Los Angeles, Department of Water & Power, Ser C, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	750	881
Los Angeles, Wastewater System Revenue, Ser B, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	2,500	2,872
Manteca, Water Revenue Authority, RB
Callable 07/01/22 @ 100
5.000%, 07/01/24	1,500	1,678
Newport Beach, Hoag Memorial Hospital Presbyterian Project, RB
Pre-Refunded @ 100
6.000%, 12/01/21 (B)	3,000	3,824
North Orange County, Community College District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/15 (B)	1,770	1,908
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/18	300	348
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,283
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,307

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	$1,500	$1,789
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	1,395	1,656
San Diego County, Water Authority, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	5,757
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	1,941
San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,143
5.000%, 05/15/24	1,000	1,115
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/22 @ 100
5.000%, 04/01/25	2,000	2,263
5.000%, 04/01/26	1,425	1,597
San Francisco Bay Area, Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/17 (B)	2,000	2,289
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/22	2,000	2,385
San Francisco City & County, Public Utilities Commission, Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,262
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 10/01/26	2,000	2,245
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,170
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,297
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	950
Santa Clara County, Fremont Union High School District, GO, NATL-RE FGIC
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,131

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/21 @ 100
5.000%, 06/01/23	$1,000	$1,138
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/23 @ 100
5.000%, 08/01/24	1,055	1,229
Sonoma County, Junior College District, GO
5.000%, 08/01/21	2,100	2,496
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	879
Sonoma-Marin, Area Rail Transit District, Ser A, RB
Callable 03/01/22 @ 100
5.000%, 03/01/23	725	830
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,227
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,191
Southern California, Metropolitan Water District, Ser B-3, RB, NATL
Pre-Refunded @ 100
5.000%, 10/01/14 (B)	4,160	4,325
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,685
Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,181
University of California, Regents Medical Center Project, Ser A, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,075
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,506
University of California, Ser K, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,205
Upland, Community Redevelopment Agency, TA, AGM
4.000%, 09/01/18	1,000	1,101
Ventura County, Community College District, GO
5.000%, 08/01/16	500	557
Whittier, Union High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,569

		205,695

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico — 0.6%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB
Pre-Refunded @ 100
5.000%, 07/01/15 (B)	$1,210	$1,301

Total Municipal Bonds (Cost $201,609) ($ Thousands)		206,996

TAX EXEMPT CORPORATE BOND — 1.0%

California — 1.0%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	2,000	2,040

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		2,040

CASH EQUIVALENT — 1.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(C)	2,647,603	2,648

Total Cash Equivalent (Cost $2,648) ($ Thousands)		2,648

Total Investments — 99.0% (Cost $206,257) ($ Thousands)††		$211,684

Percentages are based on Net Assets of $213,795 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of November 30, 2013.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

††	At November 30, 2013, the tax basis cost of the Fund’s investments was $206,250 ($ Thousands), and the unrealized appreciation and depreciation were $8,472 ($ Thousands) and $(3,038) ($ Thousands) respectively.

The following is a list of the inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$206,996	$—	$206,996
Tax Exempt Corporate Bond	—	2,040	—	2,040
Cash Equivalent	2,648	—	—	2,648

Total Investments in Securities	$2,648	$209,036	$—	$211,684

Amounts designated as “—” are $0.

During the period ended November 30, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.1%

Guam — 0.7%
Territory of Guam, Ser A, RB
5.000%, 01/01/18	$250	$279

Massachusetts — 94.5%
Beverly, Municipal Purpose Loan, Ser LN, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	500	568
Boston, Ser A, GO
5.000%, 03/01/23	1,000	1,196
Cambridge, GO
5.000%, 01/01/20	300	357
Fall River, GO, AGM
Callable 01/02/14 @ 101
5.250%, 02/01/15	95	96
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	430	514
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15	95	99
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	573
5.000%, 07/01/22	500	595
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,211
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	580
5.250%, 07/01/21	800	969
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17 (A)	200	230
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/23	500	576
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/22	1,000	1,168
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	630
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	558

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	$250	$281
Massachusetts State, Development Finance Agency, Boston College Project, Ser R1, RB
5.000%, 07/01/17	485	553
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/23 @ 100
5.000%, 07/01/24	1,000	1,155
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	500	550
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	285
Massachusetts State, Development Finance Agency, Massachusetts College of Pharmacy Allied Health Project, RB
4.000%, 07/01/18	150	167
Massachusetts State, Development Finance Agency, Partners Health Care System Project, Ser K6, RB
5.000%, 07/01/16	500	553
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	578
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	295
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	331
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	250	259
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	584
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	561

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	$500	$536
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	500	520
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	539
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	500	583
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	500	577
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	632
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,070	1,147
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	309
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	596
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	569
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	225

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser J2, RB
5.000%, 07/01/19	$250	$290
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	543
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL-RE FGIC
5.000%, 07/01/16	750	819
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	500	587
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/21	300	354
Massachusetts State, School Building Authority, School Building Project, Ser A, RB, AMBAC
5.000%, 08/15/17	500	576
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,166
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/17	500	572
5.000%, 08/15/21	1,000	1,185
5.000%, 05/15/23	1,000	1,182
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/21	210	249
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	604
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	602
5.250%, 08/01/23	250	300
5.000%, 08/01/23	500	589
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	606
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,204
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	920

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Ser D, GO
5.500%, 10/01/16	$200	$228
5.500%, 11/01/19	1,150	1,402
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	621
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	450	541
Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	1,000	1,189
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	600
Massachusetts State, Water Resources Authority, Ser J, RB, AGM
5.250%, 08/01/18	500	591
Metropolitan Boston, Transit Parking Authority, RB
Callable 07/01/21 @ 100
5.000%, 07/01/22	500	574
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/20	500	590

		40,989

Puerto Rico — 2.9%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	241
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	234
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (A)	45	46
6.250%, 07/01/14	5	5
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	243

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	$500	$480

		1,249

Total Municipal Bonds (Cost $40,863) ($ Thousands)		42,517

CASH EQUIVALENT — 0.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(B)	278,196	278

Total Cash Equivalent (Cost $278) ($ Thousands)		278

Total Investments — 98.7% (Cost $41,141) ($ Thousands)††		$42,795

Percentages are based on Net Assets of $43,360 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Rate shown is the 7-day effective yield as of November 30, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

††	At November 30, 2013, the tax basis cost of the Fund’s investments was $41,141 ($ Thousands), and the unrealized appreciation and depreciation were $2,104 ($ Thousands) and $(450) ($ Thousands) respectively.

The following is a list of inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$42,517	$—	$42,517
Cash Equivalent	278	—	—	278

Total Investments in Securities	$278	$42,517	$—	$42,795

Amounts designated as “—” are $0.

During the period ended November 30, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.6%

New Jersey — 89.1%
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	$1,230	$1,362
Burlington County, Bridge Commission, RB
5.000%, 10/01/20	1,200	1,404
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,884
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,354
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	985	1,154
4.000%, 11/01/21	2,500	2,775
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,127
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,127
4.000%, 09/01/18	460	510
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	606
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/21 @ 100
5.000%, 09/15/23	500	558
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/18	700	803
4.000%, 12/01/16	1,640	1,806
Monmouth County, Improvement Authority, Governmental Pooled Loan, Ser A, RB
5.000%, 08/01/22	1,065	1,257
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	928
Morris County, Ser B, GO
4.000%, 11/15/19	1,240	1,414
4.000%, 11/15/20	485	549
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	1,000	1,153

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/21 @ 100
5.250%, 09/01/26	$2,000	$2,193
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,627
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	3,195	3,466
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,687
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	827
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,792
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21 (A)	25	30
5.250%, 09/01/21	975	1,172
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,199
5.000%, 09/01/20	1,220	1,451
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,072
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/18	2,100	2,469
New Jersey State, GO
5.250%, 08/01/21	2,000	2,401
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,154

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	$1,000	$1,057
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/14	260	265
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
5.000%, 07/01/18	200	209
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,299
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,020
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/24 @ 100
5.000%, 07/01/26	1,000	1,075
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	500	564
5.000%, 07/01/26	400	447
5.000%, 07/01/27	500	554
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,601
New Jersey State, Ser Q, GO
5.000%, 08/15/20	1,295	1,534
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,961
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,426

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21 (A)	$15	$18
5.250%, 12/15/21	1,600	1,866
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (B)	2,115	2,268
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,142
Ocean County, GO
4.000%, 08/01/19	710	800
Passaic County, GO
3.000%, 08/15/16	1,000	1,058
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,184
5.000%, 05/01/22	1,000	1,126
South Jersey, Transportation Authority, Ser A1, RB
4.000%, 11/01/17	1,000	1,093
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,199
5.000%, 09/15/17	635	727

		76,804

New York — 4.0%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,408

Pennsylvania — 2.9%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,736
5.000%, 07/01/16	730	804

		2,540

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico — 0.6%
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/14 (B)	$470	$483

Total Municipal Bonds (Cost $80,314) ($ Thousands)		83,235

CASH EQUIVALENT — 3.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(C)	2,852,944	2,853

Total Cash Equivalent (Cost $2,853) ($ Thousands)		2,853

Total Investments — 99.9% (Cost $83,167) ($ Thousands)††		$86,088

Percentages are based on Net Assets of $86,199 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of November 30, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

††	At November 30, 2013, the tax basis cost of the Fund’s investments was $83,167 ($ Thousands), and the unrealized appreciation and depreciation were $3,526 ($ Thousands) and $(605) ($ Thousands) respectively.

The following is a list of the inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$83,235	$—	$83,235
Cash Equivalent	2,853	—	—	2,853

Total Investments in Securities	$2,853	$83,235	$—	$86,088

Amounts designated as “—” are $0.

During the period ended November 30, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.8%

Guam — 1.0%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$519
Territory of Guam, Ser A, RB
5.000%, 01/01/18	730	814

		1,333

New York — 93.3%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	684
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,096
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	968
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,124
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,624
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,097
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	551
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/21	1,600	1,870
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,145
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 11/15/19	400	478
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/14	500	523

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	$500	$584
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/23 @ 100
5.000%, 11/15/24	1,300	1,480
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,123
Metropolitan New York, Transportation Authority, Tax Fund Project, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,155
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/19	1,365	1,584
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/21	1,035	1,199
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	506
New York & New Jersey, Port Authority, Ser 173, RB
5.000%, 12/01/20	1,000	1,180
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/22	1,000	1,142
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,317
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,217
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,289
New York City, Housing Development, Capital Funding Program, Ser A, RB, NATL-RE FGIC
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,122
New York City, Housing Development, Ser B1, RB
5.000%, 07/01/20	1,000	1,144

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17	$500	$573
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,635
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,167
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,120
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,919
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/23	2,000	2,308
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,296
5.000%, 08/01/19	2,000	2,348
New York City, Ser F, GO
5.000%, 08/01/21	1,000	1,166
New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	725	793
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,168
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,868
New York City, Ser H, GO, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/15	750	773
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,168
New York City, Ser I, GO, NATL
Callable 08/01/14 @ 100
5.000%, 08/01/17	495	510
New York City, Ser I1, GO
Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,142
New York City, Ser J1, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	332
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (A)	105	113
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	390
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/19	1,650	1,958

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D, RB
5.000%, 11/01/17	$750	$870
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,165
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/18	1,000	1,174
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	1,500	1,780
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F1, RB
5.000%, 05/01/20	1,250	1,471
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/21	1,000	1,180
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,152
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	582
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/18	1,000	1,176
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,103
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,215
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
5.000%, 12/15/22	1,475	1,743
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/16	655	722

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Hospital Special Surgery Project, RB
Callable 08/15/19 @ 100
5.500%, 02/15/24	$1,150	$1,272
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,113
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,172
New York State, Dormitory Authority, Mental Health Project, RB, AGM
Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,581
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,171
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC
Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,046
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,082
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,126
5.000%, 07/01/18	795	906
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	122
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	555
New York State, Dormitory Authority, North Shore Long Island Jewish Project, RB
5.000%, 05/01/18	650	738
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,126

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	$1,000	$1,159
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,159
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/19	1,000	1,179
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,211
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/24	1,680	1,895
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	500	577
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	555
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/23 @ 100
5.000%, 06/15/24	2,000	2,344
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 08/15/17	1,100	1,266
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/21 @ 100
5.000%, 06/15/24	2,500	2,867
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,156
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 02/15/20	1,000	1,179
New York State, Local Government Assistance Authority, Ser E, RB
6.000%, 04/01/14	355	362

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Mortgage Agency, Higher Education Finance Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/20	$155	$168
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	594
New York State, Thruway Authority, Ser A, RB
4.000%, 04/01/16	270	292
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,170
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,161
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC
Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,166
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	1,200	1,387
New York State, Urban Development Authority, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,184
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/19	1,460	1,717
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	283
5.000%, 12/15/17	1,000	1,165
New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	500	525
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	525
Oyster Bay, Public Improvement Project, Ser A, GO
5.000%, 03/15/21	765	858
Sales Tax Asset Receivable, Ser A, RB, NATL
Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,040
Triborough, Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	897

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/18	$1,000	$1,178
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/19	1,000	1,185
5.000%, 11/15/23	2,000	2,340
Westchester County, Health Care, Senior Lien, Ser B, RB
5.000%, 11/01/16	1,000	1,077
Westchester County, Ser C, GO
5.000%, 11/01/17	500	581
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	332

		122,026

Puerto Rico — 3.5%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	467
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	467
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	10
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB, HUD
5.000%, 12/01/13	515	515
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	486
5.500%, 07/01/18	1,000	949
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	565	512
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,200

		4,606

Total Municipal Bonds (Cost $124,966) ($ Thousands)		127,965

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2013

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 1.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(B)	1,430,602	$1,431

Total Cash Equivalent (Cost $1,431) ($ Thousands)		1,431

Total Investments — 98.9% (Cost $126,397) ($ Thousands)††		$129,396

Percentages are based on Net Assets of $130,842 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Rate shown is the 7-day effective yield as of November 30, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

HUD — Housing Urban Development

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

††	At November 30, 2013, the tax basis cost of the Fund’s investments was $126,397 ($ Thousands), and the unrealized appreciation and depreciation were $4,347 ($ Thousands) and $(1,348) ($ Thousands) respectively.

The following is a list of the inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$127,965	$—	$127,965
Cash Equivalent	1,431	—	—	1,431

Total Investments in Securities	$1,431	$127,965	$—	$129,396

Amounts designated as “—” are $0.

During the period ended November 30, 2013 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.6%

Guam — 1.0%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,038

Pennsylvania — 91.6%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,148
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,150
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,072
Allegheny County, Industrial Development Authority, Duquesne Light-Pollution Control Project, RB, AMBAC
4.350%, 12/01/13	575	575
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	832
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,096
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 06/01/18	1,000	1,140
5.000%, 12/01/19	500	576
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,123
Bensalem Township, Water & Sewer Authority, RB
Callable 01/02/14 @ 100
6.750%, 12/01/14 (A)	15	15
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,125
Bethel Park, Municipal Authority, RB
4.000%, 09/01/16	1,055	1,144
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,136

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bucks County, GO
5.000%, 12/01/20	$1,000	$1,188
Bucks County, Water & Sewer Authority, RB, AGM
Callable 06/01/15 @ 100
5.000%, 06/01/16	680	720
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	581
Central Bucks, School District, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,765
Central Dauphin, School District, GO, NATL
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,425	1,596
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,182
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/20	1,035	1,125
Cumberland County, GO
5.000%, 05/01/19	550	645
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	889
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	1,500	1,684
5.000%, 07/01/25	1,000	1,100
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,092
Geisinger Authority, Health Systems, Health Systems Project, Ser C, RB
Callable 12/02/13 @ 100
0.030%, 06/01/41 (C)	1,000	1,000
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,073
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/21	1,290	1,442
Monroeville, Finance Authority, RB
Callable 08/15/22 @ 100
5.000%, 02/15/23	1,000	1,112

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF1, RB, CIFG
5.000%, 05/01/16	$1,140	$1,249
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	830	955
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,032
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,130
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,553
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	943
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,178
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	1,000	1,174
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,772
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,462
Pennsylvania State, GO
5.000%, 07/01/19	1,000	1,181
Pennsylvania State, GO
Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,163
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,128
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/17	2,500	2,888

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	$1,000	$1,153
5.000%, 08/01/21	1,000	1,127
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,708
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,156
5.000%, 06/15/20	500	581
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/22 @ 100
5.000%, 04/01/23	500	562
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,610
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,125	3,683
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,158
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,176
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,205
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,114
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,199
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,287

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	$1,000	$1,137
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,489
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (A)	675	814
Philadelphia, GO, CIFG
Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,093
Philadelphia, Municipal Authority, Ser A, RB
5.000%, 11/15/18	1,000	1,141
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,117
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 01/01/23	1,225	1,388
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,089
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/18	1,000	1,158
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	465
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	1,997
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	360	373
Plum Boro, School District, Ser A, GO
Callable 09/15/23 @ 100
5.000%, 09/15/24	1,000	1,123
Reading Area, Water Authority, RB, AGM
Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,212
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,144
Spring-Ford, Area School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,056
Swarthmore Borough, Authority, Swarthmore College Project, RB
5.000%, 09/15/23	400	471

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Trinity Area, School District, GO, AGM
5.000%, 11/01/17	$500	$568
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	500	577
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,180
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,141
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	583
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,084
West York Area, School District, GO
5.000%, 04/01/22	1,150	1,309
Westmoreland County, Ser A, GO
Callable 06/01/23 @ 100
5.000%, 12/01/23	1,000	1,159
Westmoreland County, Ser A, GO
5.000%, 12/01/21	1,160	1,357
Willistown Township, Municipal Sewer Authority, RB
Callable 01/02/14 @ 100
6.000%, 01/01/15 (A)	5	5
Wilson School District, GO
4.000%, 05/15/18	1,200	1,329

		98,412

Puerto Rico — 4.0%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB
5.000%, 07/01/21	655	518
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	467
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	467
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (A)	820	995
5.500%, 07/01/19	180	172

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2013

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	$1,000	$761
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	960

		4,340

Total Municipal Bonds (Cost $101,558) ($ Thousands)		103,790

CASH EQUIVALENT — 2.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(D)	2,110,973	2,111

Total Cash Equivalent (Cost $2,111) ($ Thousands)		2,111

Total Investments — 98.6% (Cost $103,669) ($ Thousands)††		$105,901

Percentages are based on Net Assets of $107,421 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Rate shown is the 7-day effective yield as of November 30, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

††	At November 30, 2013, the tax basis cost of the Fund’s investments was $103,664 ($ Thousands), and the unrealized appreciation and depreciation were $3,687 ($ Thousands) and $(1,450) ($ Thousands), respectively.

The following is a list of inputs used as of November 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$103,790	$—	$103,790
Cash Equivalent	2,111	—	—	2,111

Total Investments in Securities	$2,111	$103,790	$—	$105,901

Amounts designated as “—” are $0.

During the period ended November 30, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 70.7%

Alabama — 2.0%
Jefferson County, Sewer Revenue, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53	$12,000	$11,107
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	717

		11,824

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	101
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,125

		1,226

Arizona — 0.9%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,349
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, RB
Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,309
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	464
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	209
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	265	212

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	$500	$529

		5,072

California — 9.5%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	449
Bay Area, Toll Authority, Ser S-4, RB
Callable 04/01/23 @ 100
5.250%, 04/01/48	7,000	7,144
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	400	416
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	543
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,096
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,079
California State, Health Facilities Financing Authority, Cedars- Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,024
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,115
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/23 @ 100
5.000%, 08/15/52	6,625	6,373
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,504

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 05/15/18 @ 100
5.250%, 11/15/48	$2,000	$2,003
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Callable 04/01/21 @ 100
7.750%, 04/01/31	1,375	1,500
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	258
California State, Various Purposes, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,263
Chino, Public Financing Authority, SAB
Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,279
5.000%, 09/01/30	1,000	978
5.000%, 09/01/34	900	860
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	14,110	10,754
Imperial, Irrigation District, Ser C, RB
Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,573
Long Beach, Towne Center Project, SAB
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	671
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,002
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
7.762%, 08/01/38 (B)	5,410	1,389
San Francisco City & County, Airports Commission, San Francisco International Airport Project, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,066
San Francisco City & County, Successor Redevelopment Agency, Succesor Agency Community Project, RB
Callable 08/01/22 @ 100
5.000%, 08/01/30	1,000	1,003

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Placer, Wastewater Authority, Santee Cooper Project, Ser D, RB
Callable 05/01/14 @ 100
0.880%, 11/01/14 (C)	$1,800	$1,803
Southern California, Tobacco Securitization Authority, Ser A1, RB
Callable 06/01/14 @ 100
5.000%, 06/01/37	2,000	1,457
Southern California, Waterworks Revenue Authority, Metropolitan Water District Project, Ser A1, RB
Callable 12/02/13 @ 100
0.040%, 07/01/23 (C)	600	600
Stockton Public Financing Authority, Water Supply Project, Ser A, RB
Callable 10/01/23 @ 100
6.250%, 10/01/38	1,500	1,615
6.250%, 10/01/40	1,000	1,073
Windsor, Unified School District, Election 2008, Ser D, GO
7.998%, 08/01/35 (B)	1,800	565

		56,455

Colorado — 1.5%
Colorado State, Catholic Health Initiatives Project, RB
5.250%, 01/01/45	2,500	2,455
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	510
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,345
6.250%, 11/15/28	650	736
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	500	518
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,561

		9,125

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut — 0.8%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, RB, AGM
Callable 07/01/21 @ 100
5.000%, 07/01/41	$5,000	$4,970

Delaware — 0.4%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/22 @ 100
5.000%, 09/01/42	675	627
4.625%, 09/01/32	1,635	1,507

		2,134

Florida — 2.1%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/22 @ 102
8.000%, 10/01/32	500	568
8.000%, 10/01/42	1,000	1,127
Broward County, Airport System Revenue, Ser Q-1, RB
Callable 10/01/22 @ 100
5.000%, 10/01/37	2,000	2,026
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	509
Florida State, Seminole Indian Tribe Project, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	258
Florida State, University Square Community Development District, Ser A1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	146
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB
Callable 01/02/14 @ 100
5.300%, 05/01/37	1,500	1,381
Jacksonville, JEA Electric System Revenue, Sub-Ser D, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	2,100	2,419

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/22 @ 100
5.000%, 10/01/28	$2,350	$2,473
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
Callable 11/15/21 @ 100
5.500%, 11/15/42	1,000	977
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	500	506

		12,390

Georgia — 1.2%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,045
5.000%, 01/01/42	3,000	3,048
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	535
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	509
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,131

		7,268

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Pacific Health Project, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	517

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	250	278

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 2.4%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	$250	$222
Chicago, Midway Airport Revenue, Second Lien, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/34 (C)(D)	2,000	2,091
Chicago, O’Hare International Airport Revenue, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,193
5.250%, 01/01/18	1,500	1,725
Hillside Village, Mannheim Redevelopment Project, Ser Senior, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	500	499
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/21 @ 100
6.000%, 08/15/41	200	218
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35 (A)	500	10
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	300	102
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,134
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	250	259
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
6.000%, 06/01/28	6,000	6,571

		14,024

Indiana — 1.7%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	375	361

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/23 @ 100
5.000%, 07/01/48	$1,000	$872
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,329
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A7, RB
5.000%, 10/01/26 (C)	500	530
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,004
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,103
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,103
Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,022

		10,324

Iowa — 3.2%
Iowa State, Finance Authority, Deerfield Retirement Community Project, Ser A, RB
Callable 11/15/17 @ 100
5.500%, 11/15/27 (A)	250	125
5.500%, 11/15/37 (A)	900	450
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/23 @ 100
5.250%, 12/01/25	10,000	8,962
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/18 @ 100
5.500%, 12/01/22	10,000	9,405

		18,942

Kansas — 0.5%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	537

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	$1,500	$1,300
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 05/15/14 @ 103
5.125%, 05/15/42	1,200	1,023

		2,860

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,094
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	500	524
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,014

		2,632

Louisiana — 1.0%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,696
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	750	799
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,065
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	847
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	557

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Saint John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	$1,300	$1,280

		6,244

Maine — 0.4%
Maine State, Finance Authority, Casella Waste Project, AMT, RB
6.250%, 01/01/25 (C)	2,250	2,280

Maryland — 2.6%
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,030
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B
Callable 11/15/21 @ 100
5.000%, 11/15/51	4,500	4,462
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/23 @ 100
5.000%, 05/15/43	10,000	10,219

		15,711

Massachusetts — 0.6%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,623
Massachusetts State, Development Finance Agency, Merrimack College Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/32	1,000	982
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	1,100	1,169

		3,774

Michigan — 0.6%
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	236

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	$1,000	$952
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	427
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, RB
Callable 09/01/18 @ 100
8.250%, 09/01/39	500	598
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser A, RB
Callable 12/01/22 @ 100
5.000%, 12/01/42	1,500	1,447

		3,660

Minnesota — 1.3%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Callable 11/01/15 @ 100
6.000%, 11/01/37	100	88
Faribault, Senior Housing Authority, Senior Living Project, Ser Senior, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	324
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	335
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	1,013
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	699
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB
Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,532
Northern Minnesota, Municipal Power Agency, Ser A1, RB
5.000%, 01/01/19	1,000	1,162

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (C)	$2,000	$2,231
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	468

		7,852

Missouri — 0.2%
Lees Summit, Summit Fair Project, TA
Callable 04/01/19 @ 100
5.625%, 10/01/23	645	659
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	255
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/20	420	443

		1,357

Nebraska — 1.2%
Central Plains, Energy Project, Energy Project No.3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,000	4,786
Nebraska State, Public Power District, Ser A
Callable 01/01/22 @ 100
5.000%, 01/01/31	2,200	2,329

		7,115

New Jersey — 2.9%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	250	218
New Jersey State, Economic Development Authority, Ser A, RB
Callable 01/02/14 @ 100
6.000%, 05/15/28	210	181
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,088

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	$18,000	$12,938
4.750%, 06/01/34	4,000	2,904

		17,329

New Mexico — 0.3%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,059

New York — 4.6%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	527
6.250%, 07/15/40	1,500	1,572
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/22 @ 100
5.000%, 11/15/28	3,000	3,194
Metropolitan New York, Transportation Authority, Ser E, RB
Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,518
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,079
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
2.065%, 03/01/26 (C)	425	333
2.055%, 03/01/25 (C)	400	322
1.855%, 03/01/16 (C)	250	250
New York State, Dormitory Authority, Build America Bonds, RB
5.427%, 03/15/39	1,000	1,099
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Callable 07/01/20 @ 100
6.000%, 07/01/40	500	542

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Pace University Project, Ser A, RB
Callable 05/01/23 @ 100
5.000%, 05/01/29	$600	$578
5.000%, 05/01/38	500	460
New York State, Liberty Development, Bank of America Tower Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,074
New York State, Liberty Development, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,072
5.250%, 10/01/35	500	525
New York State, Liberty Development, Ser DD, RB
Callable 06/15/23 @ 100
5.000%, 06/15/38	2,000	2,080
New York State, Liberty Development, World Trade Center Project, RB
Callable 12/23/13 @ 100
0.230%, 12/01/49 (C)	1,000	1,000
New York State, Liberty Development, World Trade Center Project, RB
Callable 11/15/21 @ 100
5.750%, 11/15/51	4,000	4,265
New York State, TSASC, Ser 1, RB
Callable 06/01/16 @ 100
5.125%, 06/01/42	4,160	3,077
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	1,758

		27,325

North Carolina — 1.1%
Charlotte, Ser C, COP
Callable 06/01/23 @ 100
5.000%, 06/01/30	1,115	1,188
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	500	559
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,067

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	$250	$257
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,328
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	569
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB
Callable 01/01/14 @ 103
5.250%, 01/01/32	750	775
Surry County, Northern Hospital District, RB
Callable 04/01/18 @ 100
6.250%, 10/01/38	500	515

		6,258

Ohio — 5.1%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	22,865	19,046
6.000%, 06/01/42	1,435	1,120
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	500	504
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/22 @ 100
5.500%, 06/01/42	5,000	5,030
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,037
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB
Pre-Refunded @ 100
6.750%, 01/15/15 (D)	500	536

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Turnpike Commission, RB
Callable 02/15/23 @ 100
5.000%, 02/15/28	$3,000	$3,224

		30,497

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, Ser F, RB
Callable 12/02/13 @ 100
0.030%, 01/01/28 (C)	900	900

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	150	154

Pennsylvania — 2.0%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	250	255
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,573
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	253
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	855
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,013
Delaware River, Port Authority, Port District Project, RB
Callable 01/01/23 @ 100
5.000%, 01/01/24	3,150	3,300
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	252

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	$250	$242
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	1,000	809
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	961
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	230
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,063
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	286

		12,092

South Carolina — 4.5%
South Carolina State, Jobs- Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,031
South Carolina State, Jobs- Economic Development Authority, The Woodlands at Furman Project, Sub-Ser, RB
Callable 01/02/14 @ 51
5.938%, 11/15/47 (B)	76	1
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/23 @ 100
5.125%, 12/01/43	5,000	5,064
South Carolina State, Public Service Authority, Ser E
Callable 12/01/23 @ 100
5.500%, 12/01/53	20,000	20,447

		26,543

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Dakota — 0.3%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/17 @ 100
5.500%, 12/01/35	$2,000	$1,811

Tennessee — 1.3%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	500	531
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,182
Sumner County, Health Educational & Housing Facilities Board, Regional Health Project, Ser A, RB
Callable 11/01/17 @ 100
5.500%, 11/01/37 (A)	20	—
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,102
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,019

		7,834

Texas — 9.3%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB
Callable 01/02/14 @ 101
6.300%, 07/01/32 (C)	375	14
Central Texas, Regional Mobility Authority, Senior Lien, RB
Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,018
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,006
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	517
Grand Parkway Transportation, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	7,000	6,800

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	$750	$824
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/28	500	511
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/22 @ 100
4.750%, 11/15/46	2,725	2,404
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/18 (D)	250	322
Harrison County, Health Facilities Development Authority, RB
4.000%, 07/01/14	1,000	1,014
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB
Callable 01/02/14 @ 100
6.125%, 07/15/27	1,000	994
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB
Callable 01/02/14 @ 100
6.125%, 07/15/27	1,020	1,014
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser E, AMT, RB
Callable 01/02/14 @ 100
6.750%, 07/01/29	1,000	995
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, AMT, RB
Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	2,982
Houston, Higher Education Finance Authority, Cosmos Foundation Project, Ser A, RB
Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,669
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	171

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Texas, Tollway Authority, Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	$2,000	$2,209
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	263
North Texas, Tollway Authority, Ser F, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,262
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	533
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/22 @ 100
5.500%, 01/01/32	500	476
5.125%, 01/01/41	500	440
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	541
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Care Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	500	558
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	670	729
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	17,430	20,003
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/22 @ 100
5.000%, 12/15/29	5,000	4,908
Wise County, Parker County Junior College District Project, RB
Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,105

		55,282

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	$500	$415

Vermont — 0.4%
Vermont State, Economic Development Authority, Casella Waste System Project, AMT, RB
Callable 01/02/14 @ 100
4.750%, 04/01/36 (C)	1,500	1,438
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	832

		2,270

Virginia — 1.1%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/22 @ 100
5.125%, 01/01/43	1,000	855
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/37 (D)	500	585
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/01/17 @ 100
6.000%, 06/01/43	124	101
2.000%, 10/01/48	40	1
Lewistown, Commerce Center Community Development Authority, RB
Callable 03/01/18 @ 100
6.050%, 03/01/27	250	98
Virgina State, Shops at White Oak Village, Community Development Authority, SAB
5.300%, 03/01/17	88	90
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB
Callable 07/01/22 @ 100
5.500%, 01/01/42	3,500	3,412

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia State, Small Business Financing Authority, Express Lanes Project, Ser Senior Lien, AMT, RB
Callable 01/01/22 @ 100
5.000%, 01/01/40	$1,500	$1,343

		6,485

Washington — 2.2%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,489
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	468
4.000%, 12/01/17	480	488
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	451
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Callable 12/01/20 @ 100
5.500%, 12/01/39	1,500	1,411
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	869
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.250%, 06/01/32	5,000	5,093
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/22 @ 100
5.250%, 06/01/33	2,500	2,541

		12,810

West Virginia — 0.3%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 03/01/43 (C)	1,000	1,013

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/21 @ 103
9.125%, 10/01/41	$500	$595

		1,608

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group Project, RB
Pre-Refunded @ 100
6.625%, 02/08/14 (D)	1,000	1,013

Total Municipal Bonds (Cost $421,733) ($ Thousands)		420,719

PREFERRED STOCK — 14.8%

Financials — 13.0%
Aegon
6.875%	3,053	76
6.500%	10,002	242
6.375%	125,500	3,063
4.000% (C)	13,100	268
Allstate
6.750%	60,029	1,530
5.625%	85,136	1,962
Arch Capital Group
6.750%	89,720	2,220
Aspen Insurance Holdings
5.950% (C)	50,200	1,196
Astoria Financial
6.500%	30,931	696
Axis Capital Holdings
6.875%	74,467	1,824
5.500%	70,700	1,357
Bank of America
6.375%	23,154	552
6.204%	31,300	757
Bank of New York Mellon
5.200%	50,131	1,058
Barclays Bank PLC
8.125%	39,930	1,014
7.750%	58,500	1,481
7.100%	8,900	223
6.625%	12,500	304
BB&T
5.625%	78,797	1,626
5.200%	9,617	184
Capital One Financial
6.000%	5,200	112

Description	Shares	Value ($ Thousands)

Charles Schwab
6.000%	1,600	$37
Citigroup
7.125% (C)	16,301	427
5.800%	61,100	1,287
City National
5.500%	51,823	1,050
Cullen
5.375%	30,953	657
Deutsche Bank Capital Funding Trust X
7.350%	21,800	557
Deutsche Bank Contingent Capital Trust II
6.550%	122,300	3,059
Deutsche Bank Contingent Capital Trust III
7.600%	30,500	806
First Niagara Financial Group
8.625% (C)	34,000	966
FirstMerit
5.875%	26,878	561
Goldman Sachs Group
6.200%	30,850	739
5.950%	62,100	1,365
4.000% (C)	43,300	821
HSBC Holdings PLC
8.000%	36,600	986
6.200%	65,200	1,616
HSBC USA
6.500%	22,656	553
4.500% (C)	27,970	707
2.858%	36,730	1,733
ING Groep
8.500%	1,100	27
7.200%	2,900	73
7.050%	47,677	1,201
6.375%	57,500	1,380
6.200%	3,000	73
6.125%	38,164	911
JPMorgan Chase
5.500%	15,800	329
KeyCorp
7.750% (E)(F)	5,000	635
M&T Bank
6.375% (G)	2,500	2,567
MetLife
6.500%	141,869	3,531
4.000% (C)	18,900	434
Morgan Stanley
7.125% (C)	10,900	289
Morgan Stanley Group
4.000% (C)	161,113	3,027
National Westminster Bank PLC
7.763%	10,623	268

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Shares	Value ($ Thousands)

PartnerRe
7.250%	30,396	$784
6.500%	18,551	438
5.875%	38,160	778
PNC Financial Services Group
6.125% (C)	25,490	652
Principal Financial Group
6.518% (C)	5,900	145
5.563% (C)	5,000	501
Prudential PLC
6.750%	63,603	1,605
6.500%	3,943	99
RenaissanceRe Holdings
6.080%	42,338	977
5.375%	88,084	1,695
Royal Bank of Scotland Group PLC
6.400%	4,680	101
5.750%	118,650	2,403
Santander Finance
10.500%	7,941	214
State Street
5.250%	71,576	1,549
SunTrust Banks
5.875%	5,019	108
TCF Financial
7.500%	21,151	529
Texas Capital Bancshares
6.500%	54,000	1,196
US Bancorp
6.500% (C)	2,100	56
6.000% (C)	75,000	2,050
3.500% (C)	16,800	698
5.150%	57,354	1,197
Wells Fargo
7.500% (E)	2,861	3,222
5.850% (C)	120,000	2,906

		78,320

Utilities — 1.8%
Alabama Power
6.450%	42,000	1,079
Georgia Power
6.500%	15,000	1,501
Gulf Power
6.450%	9,000	904
6.000%	6,000	603
5.600%	20,000	1,724
Interstate Power & Light
5.100%	111,394	2,384
NSTAR Electric
4.780%	10,708	1,046
Washington Gas Light
4.800%	1,000	96

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin Public Service
6.880%	5,000	$505

		9,842

Total Preferred Stock (Cost $81,450) ($ Thousands)		88,162

CORPORATE BONDS — 6.5%

Financials — 6.5%
AXA (C)
6.463%, 12/14/18	$2,400	2,442
6.379%, 12/14/36	1,000	975
Barclays Bank PLC (C)
6.278%, 12/15/34	500	481
BNP Paribas (C)
7.195%, 06/29/49	3,300	3,420
Charles Schwab (C)
7.000%, 02/28/49	2,600	2,860
Citigroup (C)
8.400%, 04/30/18	2,000	2,220
5.900%, 12/29/49	1,300	1,212
Commonwealth Bank of Australia (C)
6.024%, 03/29/49	500	530
General Electric Capital (C)
6.250%, 12/15/49	1,400	1,445
HBOS Capital Funding (C)
6.071%, 06/30/49	2,500	2,491
JPMorgan Chase (C)
7.900%, 04/29/49	2,300	2,541
6.000%, 12/29/49	3,000	2,887
PNC Financial Services Group (C)
6.750%, 12/31/49	2,500	2,619
QBE Capital Funding II (C)
6.797%, 06/29/49	2,000	2,028
Rabobank Nederland (C)
11.000%, 12/31/49	4,400	5,819
Societe Generale (C)
5.922%, 04/05/17	1,000	1,039
Standard Chartered PLC (C)
7.014%, 07/30/37	2,700	2,849
Westpac Capital Trust IV (C)
5.256%, 12/29/49	700	728

Total Corporate Bonds (Cost $34,044) ($ Thousands)		38,586

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2013

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bills
0.123%, 11/13/14 (B)	$19,400	$19,378

U.S. Treasury Notes
0.125%, 07/31/14	3,200	3,200
0.500%, 08/15/14	2,100	2,105
0.250%, 08/31/14	11,200	11,209
0.500%, 10/15/14	1,700	1,705
0.375%, 11/15/14	500	501
0.250%, 11/30/14	2,800	2,802

Total U.S. Treasury Obligations (Cost $40,899) ($ Thousands)		40,900

CASH EQUIVALENT — 1.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(H)	6,332,042	6,332

Total Cash Equivalent (Cost $6,332) ($ Thousands)		6,332

Total Investments — 100.0% (Cost $584,458) ($ Thousands)††		$594,699

Percentages are based on Net Assets of $594,867 ($ Thousands).

A list of outstanding swap agreements held by the Fund at November 30, 2013, is as follows:

Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
2.75%	3M LIBOR	12/18/43	27,700	$219
3.50%	3M LIBOR	06/19/43	16,700	217

				$436

For the period ended November 30, 2013, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	Investment in Affiliated Security

(A)	Security in default on interest payment.

(B)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Convertible

(F)	Non-income producing security.

(G)	Step Coupon — The coupon changes on a specified date.

(H)	Rate shown is the 7-day effective yield as of November 30, 2013.

††	At November 30, 2013, the tax basis cost of the Fund’s investments was $583,485 ($ Thousands), and the unrealized appreciation and depreciation were $25,595 ($ Thousands) and $(14,381) ($ Thousands), respectively.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

LIBOR — London Inter-Bank Offer Rate

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RE — Reinsurance provided by the aforementioned guarantor.

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of inputs used as of November 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$420,719	$—	$420,719
Preferred Stock	65,702	22,460	—	88,162
Corporate Bonds	—	38,586	—	38,586
U.S. Treasury Obligations	—	40,900	—	40,900
Cash Equivalent	6,332	—	—	6,332

Total Investments in Securities	$72,034	$522,665	$—	$594,699

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Interest Rate Swaps	$436	$—	$—	$436

Total Other Financial Instruments	$436	$—	$—	$436

*	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

During the period ended November 30, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2013

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: January 29, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: January 29, 2013